Schedule of Investments (unaudited)
September 30, 2024
BlackRock Advantage CoreAlpha Bond Fund
(Percentages shown are based on Net Assets)

Mutual Fund	Value
Advantage CoreAlpha Bond Master Portfolio	$ 724,667,476
Total Investments — 100.0% (Cost: $748,741,915)	724,667,476
Liabilities in Excess of Other Assets — (0.0)%	(234,982)
Net Assets — 100.0%	$ 724,432,494
BlackRock Advantage CoreAlpha Bond Fund (the “Fund”) seeks to achieve its investment objective by investing all of its assets in Advantage CoreAlpha Bond Master Portfolio (the “Master Portfolio”), which has the same investment objective and strategies as the Fund. As of September 30, 2024, the value of the investment and the percentage owned by the Fund of the Master Portfolio was $724,667,476 and 100.0%, respectively.
The Fund records its investment in the Master Portfolio at fair value. The Fund’s investment in the Master Portfolio is valued pursuant to the pricing policies approved by the Board of Trustees of the Master Portfolio.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements.
Certain investments of the Fund were fair valued using net asset value per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Schedule of Investments

Schedule of Investments (unaudited)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Asset-Backed Securities
ACHV ABS Trust, Series 2024-1PL, Class B, 6.34%, 04/25/31(a)	$824	$ 836,131
Affirm Asset Securitization Trust(a)
Series 2022-Z1, Class A, 4.55%, 06/15/27	499	497,913
Series 2023-A, Class 1D, 9.09%, 01/18/28	950	958,040
Series 2023-B, Class B, 7.44%, 09/15/28	1,310	1,341,980
Series 2023-B, Class C, 7.81%, 09/15/28	1,500	1,538,206
Series 2023-B, Class D, 8.78%, 09/15/28	2,000	2,051,534
Series 2023-X1, Class C, 8.25%, 11/15/28	2,500	2,557,857
Series 2023-X1, Class D, 9.55%, 11/15/28	450	463,374
Series 2024-A, Class 1B, 5.93%, 02/15/29	500	509,854
Series 2024-A, Class B, 5.93%, 02/15/29	1,250	1,274,636
Series 2024-B, Class C, 5.06%, 09/15/29	3,500	3,497,454
Blue Bridge Funding LLC, Series 2023-1A, Class A, 7.37%, 11/15/30(a)	490	496,072
Carvana Auto Receivables Trust
Series 2021-N2, Class B, 0.75%, 03/10/28	262	250,638
Series 2021-N2, Class C, 1.07%, 03/10/28	736	705,456
Chase Funding Trust, Series 2004-2, Class 2A2, (1-mo. Term SOFR + 0.61%), 5.47%, 02/26/35(b)	67	65,460
Conn’s Receivables Funding LLC, Series 2024-A, Class A, 7.05%, 01/16/29(a)	341	340,956
CWABS Asset-Backed Certificates Trust, Series 2004-1, Class M1, (1-mo. Term SOFR + 0.86%), 5.72%, 03/25/34(b)	5	4,659
Drive Auto Receivables Trust, Series 2024-2, Class C, 4.67%, 05/17/32	790	788,722
Exeter Automobile Receivables Trust
Series 2021-4A, Class C, 1.46%, 10/15/27	546	543,562
Series 2023-5A, Class C, 6.85%, 01/16/29	1,160	1,202,634
JPMorgan Chase Bank NA - CACLN(a)
Series 2021-2, Class B, 0.89%, 12/26/28	106	105,145
Series 2021-2, Class C, 0.97%, 12/26/28	45	45,216
Series 2021-3, Class B, 0.76%, 02/26/29	722	711,802
Louisiana Local Government Environmental Facilities & Community Development Authority, Series 2022- ELL, Class A-3, 4.28%, 02/01/36	85	82,054
NetCredit Combined Receivables LLC(a)
Series 2024-A, Class A, 7.43%, 10/21/30	1,973	1,987,352
Series 2024-A, Class B, 8.31%, 10/21/30	1,000	1,020,697
OnDeck Asset Securitization Trust IV LLC, Series 2023- 1A, Class A, 7.00%, 08/19/30(a)	1,460	1,502,321
OneMain Financial Issuance Trust, Series 2019-2A, Class A, 3.14%, 10/14/36(a)	5,690	5,503,365
Santander Drive Auto Receivables Trust
Series 2022-5, Class C, 4.74%, 10/16/28	2,960	2,958,133
Series 2024-1, Class C, 5.45%, 03/15/30	510	518,624
Westlake Automobile Receivables Trust(a)
Series 2022-3A, Class C, 6.44%, 12/15/27	3,060	3,103,283
Series 2023-1A, Class C, 5.74%, 08/15/28	3,380	3,418,624
Series 2023-1A, Class D, 6.79%, 11/15/28	2,880	2,978,091
Series 2023-4A, Class C, 6.64%, 11/15/28	1,080	1,112,857
Security	Par (000)	Value
Asset-Backed Securities (continued)
Westlake Automobile Receivables Trust(a) (continued)
Series 2024-1A, Class D, 6.02%, 10/15/29	$1,360	$ 1,397,621
Series 2024-2A, Class D, 5.91%, 04/15/30	2,030	2,073,329
Total Asset-Backed Securities — 6.7% (Cost: $48,210,097)		48,443,652

	Shares
Common Stocks
Financial Services(c)(d) — 0.0%
Edcon Holdco 1	1,643,590	1
Edcon Holdco 2	163,560	—
		1
Total Common Stocks — 0.0% (Cost: $ — )		1

	Par (000)
Corporate Bonds
Advertising Agencies — 0.0%
Interpublic Group of Cos., Inc., 3.38%, 03/01/41	$78	60,673
Aerospace & Defense — 0.4%
Boeing Co., 5.93%, 05/01/60	235	225,099
GE Capital International Funding Co. Unlimited Co., 4.42%, 11/15/35	250	244,553
General Dynamics Corp., 2.25%, 06/01/31	550	488,387
Lockheed Martin Corp.
4.15%, 06/15/53(e)	50	44,072
5.70%, 11/15/54(e)	430	479,492
4.30%, 06/15/62	535	472,509
5.90%, 11/15/63(e)	555	641,809
5.20%, 02/15/64	150	155,261
		2,751,182
Automobile Components(a) — 0.1%
Garrett Motion Holdings, Inc./Garrett LX I SARL, 7.75%, 05/31/32	259	265,060
Phinia, Inc., 6.63%, 10/15/32	95	95,784
		360,844
Automobiles — 0.4%
American Honda Finance Corp., 4.90%, 03/13/29	450	461,671
Carvana Co.(a)(f)
(12.00% PIK), 12.00%, 12/01/28(e)	357	375,452
(13.00% PIK), 13.00%, 06/01/30	216	234,536
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	845	892,157
General Motors Financial Co., Inc., 2.90%, 02/26/25	1,115	1,105,734
		3,069,550
Banks — 6.0%
Banco Santander SA
5.59%, 08/08/28	1,800	1,873,784

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Banks (continued)
Banco Santander SA (continued)
6.92%, 08/08/33	$600	$ 663,931
(1-year CMT + 0.90%), 1.72%, 09/14/27(b)	400	378,924
Bank of America Corp.(b)
(1-day SOFR + 0.96%), 1.73%, 07/22/27	830	792,391
(1-day SOFR + 1.05%), 2.55%, 02/04/28	225	216,176
(1-day SOFR + 1.15%), 1.32%, 06/19/26	680	663,249
(1-day SOFR + 1.65%), 5.47%, 01/23/35	325	341,771
(1-day SOFR + 1.99%), 6.20%, 11/10/28	735	775,839
(1-day SOFR + 2.04%), 4.95%, 07/22/28	775	788,621
(3-mo. CME Term SOFR + 1.45%), 2.88%, 10/22/30	165	153,242
(3-mo. CME Term SOFR + 2.08%), 4.24%, 04/24/38	400	379,111
(3-mo. CME Term SOFR + 3.41%), 4.08%, 03/20/51	91	79,055
Bank of Montreal
2.65%, 03/08/27(e)	435	420,654
5.72%, 09/25/28	20	21,080
Series f2f, (1-day SOFR + 0.88%), 4.57%, 09/10/27(b)(e)	215	216,607
Bank of Nova Scotia, 1.05%, 03/02/26	550	526,450
Canadian Imperial Bank of Commerce, 5.26%, 04/08/29(e)	300	311,741
Citibank N.A., Series BKNT, 5.57%, 04/30/34(e)	250	266,701
Citigroup, Inc.
4.75%, 05/18/46	50	46,915
(1-day SOFR + 0.77%), 1.46%, 06/09/27(b)	2,285	2,176,992
(1-day SOFR + 2.06%), 5.83%, 02/13/35(b)	1,770	1,848,493
(1-day SOFR + 2.66%), 6.17%, 05/25/34(b)(e)	70	74,690
Citizens Financial Group, Inc., (1-day SOFR + 1.91%), 5.72%, 07/23/32(b)	215	222,966
Fifth Third Bancorp, (1-day SOFR + 2.34%), 6.34%, 07/27/29(b)	140	148,810
Freedom Mortgage Corp., 12.25%, 10/01/30(a)	81	90,716
Goldman Sachs Group, Inc.
3.50%, 11/16/26	365	359,525
2.60%, 02/07/30	1,100	1,009,926
(1-day SOFR + 1.21%), 5.05%, 07/23/30(b)(e)	980	1,005,554
(1-day SOFR + 1.25%), 2.38%, 07/21/32(b)	1,295	1,123,089
(1-day SOFR + 1.55%), 5.85%, 04/25/35(b)	817	877,864
(1-day SOFR + 1.55%), 5.33%, 07/23/35(b)	815	844,245
(3-mo. CME Term SOFR + 1.56%), 4.22%, 05/01/29(b)	550	546,793
(3-mo. CME Term SOFR + 1.63%), 4.02%, 10/31/38(b)	384	348,460
(3-mo. CME Term SOFR + 1.69%), 4.41%, 04/23/39(b)	370	348,819
HSBC Holdings PLC(b)
(1-day SOFR + 1.43%), 3.00%, 03/10/26	735	728,145
(1-day SOFR + 1.51%), 4.18%, 12/09/25	1,420	1,416,429
ING Groep NV(b)
(1-day SOFR + 1.56%), 6.08%, 09/11/27(e)	855	881,290
(1-day SOFR + 2.09%), 6.11%, 09/11/34	545	594,400
Inter-American Development Bank, 4.50%, 05/15/26	1,730	1,747,828
JPMorgan Chase & Co.(b)
(1-day SOFR + 1.26%), 2.96%, 01/25/33	415	373,460
(1-day SOFR + 1.85%), 2.08%, 04/22/26	1,063	1,046,039
(1-day SOFR + 1.85%), 5.35%, 06/01/34(e)	850	889,453
(1-day SOFR + 1.99%), 4.85%, 07/25/28	1,150	1,170,054
(1-day SOFR + 2.08%), 4.91%, 07/25/33	470	480,048
(3-mo. CME Term SOFR + 1.59%), 2.01%, 03/13/26	1,720	1,697,057
M&T Bank Corp., (1-day SOFR + 2.80%), 7.41%, 10/30/29(b)(e)	1,410	1,544,472
Security	Par (000)	Value
Banks (continued)
Mitsubishi UFJ Financial Group, Inc.(b)
(1-year CMT + 0.95%), 2.31%, 07/20/32	$425	$ 368,742
(1-year CMT + 0.97%), 2.49%, 10/13/32	315	274,780
Mizuho Financial Group, Inc., (1-year CMT + 1.90%), 5.75%, 07/06/34(b)	590	629,303
Morgan Stanley
3.88%, 01/27/26	200	199,116
6.38%, 07/24/42	460	543,329
4.30%, 01/27/45	380	350,131
(1-day SOFR + 0.86%), 1.51%, 07/20/27(b)	145	137,890
(1-day SOFR + 1.14%), 2.70%, 01/22/31(b)	65	59,533
(1-day SOFR + 1.20%), 2.51%, 10/20/32(b)(e)	210	183,308
(1-day SOFR + 1.58%), 5.83%, 04/19/35(b)	205	220,200
(1-day SOFR + 1.73%), 5.47%, 01/18/35(b)	55	57,508
(3-mo. CME Term SOFR + 1.89%), 4.43%, 01/23/30(b)	415	415,907
(5-year CMT + 2.43%), 5.95%, 01/19/38(b)	265	277,808
Royal Bank of Canada
3.63%, 05/04/27	630	624,078
5.20%, 08/01/28	40	41,561
5.00%, 02/01/33	10	10,347
Santander U.K. Group Holdings PLC, (3-mo. LIBOR US + 1.40%), 3.82%, 11/03/28(b)	240	234,700
Sumitomo Mitsui Financial Group, Inc., 1.47%, 07/08/25	1,049	1,024,781
Truist Financial Corp.
1.20%, 08/05/25	430	418,084
(1-day SOFR + 0.86%), 1.89%, 06/07/29(b)	10	9,148
(1-day SOFR + 2.36%), 5.87%, 06/08/34(b)	330	350,819
U.S. Bancorp, (1-day SOFR + 1.86%), 5.68%, 01/23/35(b)	155	164,300
UBS AG, 5.65%, 09/11/28	240	251,814
Wells Fargo & Co.
4.15%, 01/24/29	308	307,078
(1-day SOFR + 1.07%), 5.71%, 04/22/28(b)(e)	80	82,607
(1-day SOFR + 1.51%), 3.53%, 03/24/28(b)	30	29,432
(1-day SOFR + 1.56%), 4.54%, 08/15/26(b)	1,338	1,335,667
(1-day SOFR + 1.78%), 5.50%, 01/23/35(b)(e)	105	110,070
(1-day SOFR + 1.98%), 4.81%, 07/25/28(b)	840	849,810
(1-day SOFR + 2.06%), 6.49%, 10/23/34(b)(e)	180	201,145
(1-day SOFR + 2.10%), 4.90%, 07/25/33(b)(e)	835	844,572
(1-day SOFR + 2.53%), 3.07%, 04/30/41(b)	70	55,204
(3-mo. CME Term SOFR + 1.26%), 2.57%, 02/11/31(b)	1	908
(3-mo. CME Term SOFR + 1.43%), 2.88%, 10/30/30(b)	6	5,565
(3-mo. CME Term SOFR + 4.50%), 5.01%, 04/04/51(b)	360	352,974
Westpac Banking Corp., 2.96%, 11/16/40(e)	120	90,796
		43,624,874
Beverages — 0.4%
Coca-Cola Co.
3.00%, 03/05/51	90	66,054
5.30%, 05/13/54	610	649,736
5.40%, 05/13/64(e)	400	428,119
Diageo Capital PLC
2.13%, 04/29/32	380	325,421
5.50%, 01/24/33	725	772,451
PepsiCo, Inc., 4.65%, 02/15/53(e)	365	353,162
		2,594,943
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Biotechnology — 0.4%
Amgen, Inc.
2.60%, 08/19/26	$800	$ 777,842
5.65%, 03/02/53	165	173,568
Regeneron Pharmaceuticals, Inc., 1.75%, 09/15/30	2,440	2,108,288
		3,059,698
Broadline Retail(a) — 0.1%
Rakuten Group, Inc.
11.25%, 02/15/27	331	361,960
9.75%, 04/15/29	387	422,313
		784,273
Building Materials — 0.1%
Eagle Materials, Inc., 2.50%, 07/01/31	555	490,509
Masco Corp., 2.00%, 10/01/30	160	139,519
Smyrna Ready Mix Concrete LLC, 8.88%, 11/15/31(a)	85	91,689
Trane Technologies Financing Ltd., 4.50%, 03/21/49	95	87,408
		809,125
Building Products — 0.1%
Home Depot, Inc.
5.40%, 09/15/40	200	212,018
3.13%, 12/15/49(e)	110	81,217
5.40%, 06/25/64	30	31,764
Lowe’s Cos., Inc.
3.35%, 04/01/27	280	274,894
5.80%, 09/15/62	55	57,629
		657,522
Capital Markets — 1.1%
Ares Capital Corp.
2.15%, 07/15/26	352	334,497
7.00%, 01/15/27	335	348,705
2.88%, 06/15/28	240	221,366
Bank of New York Mellon Corp., (1-day SOFR + 1.51%), 4.71%, 02/01/34(b)	270	271,805
Barings BDC, Inc., 3.30%, 11/23/26	135	128,788
Blackstone Private Credit Fund, 4.70%, 03/24/25(e)	220	219,450
Brookfield Capital Finance LLC, 6.09%, 06/14/33	145	156,915
Brookfield Finance, Inc.(e)
5.68%, 01/15/35	500	524,795
5.97%, 03/04/54	1,170	1,270,728
Charles Schwab Corp.
5.88%, 08/24/26	415	427,002
2.45%, 03/03/27	45	43,217
(1-day SOFR + 1.88%), 6.20%, 11/17/29(b)(e)	240	256,557
(1-day SOFR + 2.50%), 5.85%, 05/19/34(b)	31	33,194
FS KKR Capital Corp.(e)
2.63%, 01/15/27	800	752,415
7.88%, 01/15/29	60	64,514
6.88%, 08/15/29	730	760,015
Golub Capital BDC, Inc., 6.00%, 07/15/29	623	633,014
Jefferies Financial Group, Inc., 5.88%, 07/21/28	65	67,805
Main Street Capital Corp., 6.95%, 03/01/29	310	323,363
Nomura Holdings, Inc., 2.65%, 01/16/25	400	396,967
StoneX Group, Inc., 7.88%, 03/01/31(a)	322	342,859
		7,577,971
Chemicals — 0.1%
Air Products and Chemicals, Inc., 2.70%, 05/15/40	87	66,731
CVR Partners LP/CVR Nitrogen Finance Corp., 6.13%, 06/15/28(a)	193	188,904
Security	Par (000)	Value
Chemicals (continued)
LYB International Finance III LLC, 4.20%, 05/01/50	$160	$ 131,385
Rain Carbon, Inc., 12.25%, 09/01/29(a)(e)	223	240,862
RPM International, Inc., 3.75%, 03/15/27	105	103,397
		731,279
Commercial Services & Supplies — 1.1%
CoreCivic, Inc., 8.25%, 04/15/29	171	181,007
Ford Foundation
Series 2020, 2.42%, 06/01/50	5	3,296
Series 2020, 2.82%, 06/01/70	30	19,112
Fortress Transportation and Infrastructure Investors LLC
7.00%, 06/15/32(a)(e)	176	184,747
5.88%, 04/15/33	105	104,475
GEO Group, Inc.
8.63%, 04/15/29	381	396,081
10.25%, 04/15/31	312	332,621
Georgetown University, Series 20A, 2.94%, 04/01/50	27	19,281
Massachusetts Institute of Technology, 3.07%, 04/01/52	264	198,608
Northwestern University, Series 2020, 2.64%, 12/01/50(e)	266	182,856
President and Fellows of Harvard College, 2.52%, 10/15/50(e)	54	36,595
Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, 01/15/28(a)(e)	199	199,053
PROG Holdings, Inc., 6.00%, 11/15/29(a)	207	204,205
Quanta Services, Inc.
0.95%, 10/01/24	1,710	1,710,000
2.90%, 10/01/30(e)	890	819,466
3.05%, 10/01/41	605	460,333
Rockefeller Foundation, Series 2020, 2.49%, 10/01/50	72	48,244
S&P Global, Inc.
5.25%, 09/15/33	95	100,715
2.30%, 08/15/60(e)	1,613	918,444
University of Chicago
Series 20B, 2.76%, 04/01/45	148	117,868
Series C, 2.55%, 04/01/50(e)	157	111,731
University of Southern California
4.98%, 10/01/53	10	10,329
Series 21A, 2.95%, 10/01/51	190	137,793
Verisk Analytics, Inc., 4.13%, 03/15/29(e)	1,056	1,049,991
Yale University, Series 2020, 2.40%, 04/15/50(e)	272	180,854
		7,727,705
Construction & Engineering — 0.0%
Tutor Perini Corp., 11.88%, 04/30/29(a)	261	290,944
Consumer Finance — 1.1%
American Express Co.
4.05%, 05/03/29(e)	186	186,342
(1-day SOFR + 1.00%), 5.10%, 02/16/28(b)	720	733,810
(1-day SOFR + 1.84%), 5.04%, 05/01/34(b)	500	512,931
(1-day SOFR + 1.93%), 5.63%, 07/28/34(b)	255	266,716
Ameriprise Financial, Inc., 5.70%, 12/15/28(e)	720	761,863
Apollo Global Management, Inc., 5.80%, 05/21/54	715	762,257
Bread Financial Holdings, Inc., 9.75%, 03/15/29(a)	274	289,552
Capital One Financial Corp.(b)
(1-day SOFR + 1.56%), 5.46%, 07/26/30	960	985,334
(1-day SOFR + 2.26%), 6.05%, 02/01/35	775	820,603

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Consumer Finance (continued)
Capital One Financial Corp.(b) (continued)
(1-day SOFR + 2.64%), 6.31%, 06/08/29	$190	$ 200,136
goeasy Ltd.(a)
9.25%, 12/01/28	223	240,096
7.63%, 07/01/29	125	129,502
Mastercard, Inc.
4.55%, 01/15/35	385	386,756
3.65%, 06/01/49(e)	280	229,549
2.95%, 03/15/51	1,580	1,124,853
Visa, Inc., 3.65%, 09/15/47	385	321,446
		7,951,746
Consumer Staples Distribution & Retail — 0.2%
Costco Wholesale Corp., 1.75%, 04/20/32	160	136,295
Kroger Co.
4.70%, 08/15/26	240	241,554
4.60%, 08/15/27	295	297,536
5.00%, 09/15/34	240	242,001
Walgreens Boots Alliance, Inc., 8.13%, 08/15/29(e)	138	137,735
Walmart, Inc., 4.50%, 09/09/52	200	194,314
		1,249,435
Containers & Packaging — 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/29(a)	113	100,866
Packaging Corp. of America
5.70%, 12/01/33	420	446,806
4.05%, 12/15/49	900	748,373
		1,296,045
Diversified REITs — 0.4%
American Tower Corp., 5.80%, 11/15/28	280	294,147
Crown Castle, Inc.
5.60%, 06/01/29	410	428,555
5.80%, 03/01/34	200	212,115
Equinix, Inc., 2.63%, 11/18/24	225	224,233
ERP Operating LP, 4.65%, 09/15/34	330	328,407
Iron Mountain, Inc., 7.00%, 02/15/29(a)(e)	90	93,808
Prologis LP, 5.25%, 06/15/53	145	146,976
Public Storage Operating Co., 5.35%, 08/01/53	160	165,399
Rithm Capital Corp., 8.00%, 04/01/29(a)	273	276,251
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC(a)
10.50%, 02/15/28(e)	217	231,627
10.50%, 02/15/28	40	42,696
6.50%, 02/15/29	578	501,907
VICI Properties LP, 5.63%, 05/15/52	77	75,341
		3,021,462
Diversified Telecommunication Services — 1.3%
AT&T, Inc.
1.70%, 03/25/26	924	889,413
4.85%, 03/01/39	385	377,311
Cisco Systems, Inc., 5.30%, 02/26/54(e)	395	419,091
Frontier Communications Holdings LLC, 6.75%, 05/01/29(a)	351	353,474
Level 3 Financing, Inc.(a)
4.25%, 07/01/28	493	391,935
10.50%, 04/15/29	627	683,461
Motorola Solutions, Inc.
4.60%, 02/23/28(e)	259	261,683
5.40%, 04/15/34	625	652,260
5.50%, 09/01/44	2,170	2,226,095
Security	Par (000)	Value
Diversified Telecommunication Services (continued)
T-Mobile U.S., Inc.
5.15%, 04/15/34	$75	$ 77,264
5.50%, 01/15/55	165	170,922
5.25%, 06/15/55	550	547,279
3.60%, 11/15/60	420	305,321
5.80%, 09/15/62	685	726,809
Verizon Communications, Inc., 1.68%, 10/30/30	937	801,525
Windstream Escrow LLC/Windstream Escrow Finance Corp.(a)
7.75%, 08/15/28(e)	83	83,078
8.25%, 10/01/31	75	76,247
		9,043,168
Electric Utilities — 2.5%
AEP Texas, Inc.
5.25%, 05/15/52	140	136,779
Series I, 2.10%, 07/01/30(e)	260	229,095
AEP Transmission Co. LLC
3.15%, 09/15/49	30	21,625
Series O, 4.50%, 06/15/52	130	117,296
Alabama Power Co., 3.45%, 10/01/49	370	284,665
Ameren Illinois Co., 5.55%, 07/01/54	75	80,685
Appalachian Power Co., Series X, 3.30%, 06/01/27	90	87,853
Arizona Public Service Co., 2.95%, 09/15/27(e)	300	289,067
Atlantic City Electric Co., 2.30%, 03/15/31	370	325,553
Baltimore Gas and Electric Co., 2.90%, 06/15/50	170	116,595
Berkshire Hathaway Energy Co., 4.45%, 01/15/49	200	177,557
Black Hills Corp., 6.00%, 01/15/35	150	159,723
CenterPoint Energy Houston Electric LLC
5.20%, 10/01/28(e)	30	31,189
Series AH, 3.60%, 03/01/52	55	42,714
Series AJ, 4.85%, 10/01/52	75	71,161
CenterPoint Energy, Inc., 4.25%, 11/01/28	170	168,003
Commonwealth Edison Co.
2.20%, 03/01/30	190	171,465
4.00%, 03/01/49	90	75,142
5.65%, 06/01/54	140	150,522
Series 130, 3.13%, 03/15/51	70	49,886
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/54	130	140,790
Series 2006-A, 5.85%, 03/15/36(e)	500	542,934
Constellation Energy Generation LLC, 5.80%, 03/01/33	175	187,716
Consumers Energy Co.
4.60%, 05/30/29	50	51,011
4.63%, 05/15/33	110	111,330
2.65%, 08/15/52(e)	72	48,058
4.20%, 09/01/52	60	52,791
Dominion Energy, Inc.
3.90%, 10/01/25	148	147,112
5.38%, 11/15/32	140	146,508
Series C, 3.38%, 04/01/30	58	54,971
DTE Electric Co., Series B, 3.65%, 03/01/52	217	172,927
Duke Energy Carolinas LLC, 5.35%, 01/15/53(e)	100	103,182
Duke Energy Corp.
2.65%, 09/01/26(e)	300	291,713
4.85%, 01/05/29(e)	180	183,657
4.20%, 06/15/49	530	443,921
5.00%, 08/15/52	60	56,812
5.80%, 06/15/54	670	707,270
Duke Energy Florida LLC, 5.88%, 11/15/33	85	93,008
Duke Energy Indiana LLC
5.25%, 03/01/34	60	62,899
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electric Utilities (continued)
Duke Energy Indiana LLC (continued)
5.40%, 04/01/53	$20	$ 20,582
Duke Energy Ohio, Inc., 4.30%, 02/01/49	100	86,507
Duke Energy Progress LLC, 5.10%, 03/15/34(e)	50	52,157
Entergy Arkansas LLC, 5.75%, 06/01/54	30	32,329
Entergy Corp., 0.90%, 09/15/25	85	82,128
Entergy Mississippi LLC
5.00%, 09/01/33	180	183,645
5.85%, 06/01/54	40	43,336
Entergy Texas, Inc.
3.55%, 09/30/49	220	167,185
5.55%, 09/15/54(e)	710	735,804
Evergy Kansas Central, Inc., 3.45%, 04/15/50	130	96,497
Evergy Metro, Inc.
3.65%, 08/15/25(e)	300	297,848
5.40%, 04/01/34	35	36,578
Evergy, Inc., 2.90%, 09/15/29(e)	50	46,430
Eversource Energy, Series M, 3.30%, 01/15/28	200	193,093
Exelon Corp.
5.15%, 03/15/29	45	46,624
5.60%, 03/15/53	70	72,849
FirstEnergy Transmission LLC, 5.00%, 01/15/35(a)	25	25,383
Florida Power & Light Co.
4.80%, 05/15/33	55	56,300
4.05%, 10/01/44	300	265,532
3.15%, 10/01/49	40	29,380
2.88%, 12/04/51	90	62,298
Idaho Power Co., 5.80%, 04/01/54	70	74,859
Indiana Michigan Power Co., 5.63%, 04/01/53	50	52,756
Interstate Power and Light Co., 2.30%, 06/01/30	20	17,900
Kentucky Utilities Co., 3.30%, 06/01/50	60	43,965
MidAmerican Energy Co.
3.10%, 05/01/27	100	97,870
3.15%, 04/15/50	60	43,939
2.70%, 08/01/52	105	69,099
National Grid PLC, 5.42%, 01/11/34(e)	90	93,669
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/29	330	323,999
5.15%, 06/15/29	80	83,030
Nevada Power Co., 6.00%, 03/15/54	90	99,539
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/27	245	241,627
2.25%, 06/01/30	200	178,763
5.00%, 07/15/32	50	51,467
5.55%, 03/15/54	80	83,535
Northern States Power Co.
5.40%, 03/15/54	85	89,761
5.65%, 06/15/54	70	75,851
NSTAR Electric Co.
3.10%, 06/01/51	110	77,434
4.95%, 09/15/52	90	87,746
Oglethorpe Power Corp., 6.20%, 12/01/53	65	71,068
Ohio Power Co., 5.65%, 06/01/34	150	158,550
Oklahoma Gas and Electric Co., 5.60%, 04/01/53	65	68,497
Oncor Electric Delivery Co. LLC
3.80%, 06/01/49(e)	120	97,549
4.60%, 06/01/52	40	36,638
4.95%, 09/15/52	70	68,200
Pacific Gas and Electric Co.
2.10%, 08/01/27	65	60,915
3.00%, 06/15/28	100	95,055
Security	Par (000)	Value
Electric Utilities (continued)
Pacific Gas and Electric Co. (continued)
6.95%, 03/15/34(e)	$10	$ 11,365
3.30%, 08/01/40	90	69,903
4.95%, 07/01/50	270	245,529
3.50%, 08/01/50	190	137,595
6.75%, 01/15/53	70	79,812
5.90%, 10/01/54(e)	95	98,396
PacifiCorp., 4.13%, 01/15/49	280	232,222
PECO Energy Co., 3.05%, 03/15/51	70	49,580
PPL Electric Utilities Corp.
4.85%, 02/15/34	145	148,293
5.25%, 05/15/53	130	134,398
Public Service Co. of Colorado
4.05%, 09/15/49	20	16,558
5.75%, 05/15/54	130	140,812
Public Service Electric and Gas Co.
3.10%, 03/15/32	85	78,171
5.20%, 03/01/34(e)	295	309,589
2.05%, 08/01/50	105	61,356
Puget Sound Energy, Inc., 5.45%, 06/01/53	100	103,340
San Diego Gas & Electric Co., 5.35%, 04/01/53	95	97,513
Sempra
3.70%, 04/01/29	140	135,764
5.50%, 08/01/33	100	104,869
Southern California Edison Co.
5.45%, 06/01/31	400	423,240
5.20%, 06/01/34(e)	30	31,095
3.65%, 02/01/50	100	77,856
5.75%, 04/15/54	20	21,393
Series C, 4.13%, 03/01/48	370	312,483
Southern Co.
3.25%, 07/01/26	350	343,940
5.70%, 03/15/34	185	198,564
Tampa Electric Co., 3.45%, 03/15/51	35	26,239
Tucson Electric Power Co.
1.50%, 08/01/30	90	76,854
5.50%, 04/15/53	30	30,718
Union Electric Co.
4.00%, 04/01/48	230	194,274
5.45%, 03/15/53(e)	10	10,438
5.13%, 03/15/55	245	244,708
Virginia Electric and Power Co.
3.30%, 12/01/49	190	138,233
5.35%, 01/15/54	195	199,403
Series A, 3.80%, 04/01/28(e)	750	742,904
Wisconsin Electric Power Co., 4.75%, 09/30/32(e)	20	20,581
Wisconsin Power and Light Co., 5.38%, 03/30/34	90	94,221
Wisconsin Public Service Corp., 3.30%, 09/01/49	85	62,864
Xcel Energy, Inc.
4.00%, 06/15/28	900	888,909
5.45%, 08/15/33	100	103,746
3.50%, 12/01/49	50	36,880
		18,095,559
Electronic Equipment, Instruments & Components — 0.5%
Allegion PLC, 3.50%, 10/01/29	90	85,810
CDW LLC/CDW Finance Corp.
3.25%, 02/15/29	880	829,658
3.57%, 12/01/31	610	558,141
Honeywell International, Inc., 4.50%, 01/15/34	750	756,695

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Electronic Equipment, Instruments & Components (continued)
Jabil, Inc., 1.70%, 04/15/26	$1,055	$ 1,010,479
Xerox Holdings Corp., 5.50%, 08/15/28(a)	273	233,087
		3,473,870
Energy Equipment & Services(a) — 0.0%
Helix Energy Solutions Group, Inc., 9.75%, 03/01/29	124	132,972
USA Compression Partners LP/USA Compression Finance Corp., 7.13%, 03/15/29	177	182,302
		315,274
Entertainment — 0.0%
Electronic Arts, Inc., 2.95%, 02/15/51	150	103,530
Environmental, Maintenance & Security Service — 0.3%
Republic Services, Inc., 5.20%, 11/15/34	570	595,104
Waste Connections, Inc., 2.60%, 02/01/30	305	281,543
Waste Management, Inc., 4.95%, 07/03/31	915	952,333
		1,828,980
Financial Services — 0.3%
Ally Financial, Inc., (1-day SOFR + 2.82%), 6.85%, 01/03/30(b)	355	374,835
Burford Capital Global Finance LLC(a)
6.88%, 04/15/30	50	49,979
9.25%, 07/01/31	20	21,522
Coinbase Global, Inc.(a)
3.38%, 10/01/28	312	280,323
3.63%, 10/01/31(e)	148	125,401
Credit Acceptance Corp., 9.25%, 12/15/28(a)	297	317,613
Freedom Mortgage Holdings LLC, 9.25%, 02/01/29(a)	91	94,590
Intercontinental Exchange, Inc.
3.00%, 06/15/50	195	139,133
3.00%, 09/15/60	180	119,390
LD Holdings Group LLC, 8.75%, 11/01/27(a)	254	246,407
Nasdaq, Inc., 3.85%, 06/30/26	32	31,779
Nationstar Mortgage Holdings, Inc., 6.50%, 08/01/29(a)	130	132,188
PennyMac Financial Services, Inc., 7.13%, 11/15/30(a)	120	124,252
		2,057,412
Food Products — 0.0%
United Natural Foods, Inc., 6.75%, 10/15/28(a)(e)	218	207,915
Gas Utilities — 0.2%
AmeriGas Partners LP/AmeriGas Finance Corp., 9.38%, 06/01/28(a)	150	157,519
Atmos Energy Corp.
1.50%, 01/15/31	30	25,411
5.75%, 10/15/52	105	114,920
CenterPoint Energy Resources Corp., 5.25%, 03/01/28	85	87,766
NiSource, Inc.
3.60%, 05/01/30	60	57,613
5.35%, 04/01/34	80	83,057
3.95%, 03/30/48	130	106,583
5.00%, 06/15/52	20	19,184
Piedmont Natural Gas Co., Inc., 3.50%, 06/01/29	80	77,370
Southern California Gas Co., 5.75%, 06/01/53	100	106,670
Southern Co. Gas Capital Corp.
5.75%, 09/15/33(e)	140	150,495
4.95%, 09/15/34	10	10,104
Southwest Gas Corp.
3.70%, 04/01/28	80	77,966
2.20%, 06/15/30	85	75,398
Washington Gas Light Co., 3.65%, 09/15/49	30	23,428
		1,173,484
Security	Par (000)	Value
Ground Transportation — 0.2%
Burlington Northern Santa Fe LLC, 3.05%, 02/15/51	$990	$ 713,362
Canadian National Railway Co., 4.40%, 08/05/52(e)	240	221,604
CSX Corp.
2.60%, 11/01/26	800	778,008
4.90%, 03/15/55	55	54,047
		1,767,021
Health Care Equipment & Supplies — 0.1%
Abbott Laboratories, 4.90%, 11/30/46	265	269,824
Agilent Technologies, Inc., 2.30%, 03/12/31	254	222,755
Bausch & Lomb Corp., 8.38%, 10/01/28(a)	270	285,525
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	160	166,043
		944,147
Health Care Providers & Services — 1.3%
Allina Health System, Series 2021, 2.90%, 11/15/51(e)	230	156,498
Banner Health, Series 2020, 3.18%, 01/01/50(e)	119	88,890
Baylor Scott & White Holdings, Series 2021, 2.84%, 11/15/50	92	64,708
Beth Israel Lahey Health, Inc., Series L, 3.08%, 07/01/51	169	114,264
CommonSpirit Health, 3.91%, 10/01/50	339	272,711
Fred Hutchinson Cancer Center, Series 2022, 4.97%, 01/01/52	130	130,516
Hackensack Meridian Health, Inc., Series 2020, 2.88%, 09/01/50	58	40,484
HCA, Inc.
5.45%, 04/01/31	535	557,418
3.63%, 03/15/32	720	665,795
5.60%, 04/01/34	425	442,870
5.13%, 06/15/39	485	478,426
3.50%, 07/15/51	175	126,096
4.63%, 03/15/52	745	646,602
6.00%, 04/01/54	180	190,188
5.95%, 09/15/54(e)	170	178,586
Hoag Memorial Hospital Presbyterian, 3.80%, 07/15/52(e)	73	60,192
Inova Health System Foundation, 4.07%, 05/15/52(e)	18	15,881
IQVIA, Inc., 6.25%, 02/01/29	95	100,977
Kaiser Foundation Hospitals
Series 2021, 2.81%, 06/01/41	57	43,953
Series 2021, 3.00%, 06/01/51	161	115,447
Memorial Sloan-Kettering Cancer Center, Series 2020, 2.96%, 01/01/50	46	33,358
Methodist Hospital, Series 20A, 2.71%, 12/01/50	87	59,175
Providence St Joseph Health Obligated Group, Series 21A, 2.70%, 10/01/51(e)	136	86,390
Quest Diagnostics, Inc.
4.60%, 12/15/27	1,125	1,140,067
4.63%, 12/15/29(e)	1,380	1,396,837
Sutter Health, Series 20A, 3.36%, 08/15/50	54	41,186
UMass Memorial Health Care Obligated Group, 5.36%, 07/01/52	42	41,994
UnitedHealth Group, Inc.
4.75%, 07/15/45	800	775,623
3.25%, 05/15/51	5	3,704
5.63%, 07/15/54	380	407,665
6.05%, 02/15/63(e)	195	220,771
Universal Health Services, Inc., 5.05%, 10/15/34	645	633,143
WakeMed, Series A, 3.29%, 10/01/52(e)	81	62,359
		9,392,774
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Health Care REITs — 0.1%
MPT Operating Partnership LP/MPT Finance Corp.(e)
5.25%, 08/01/26	$100	$ 95,216
5.00%, 10/15/27	161	144,429
Ventas Realty LP, 5.00%, 01/15/35	670	671,033
		910,678
Hotels, Restaurants & Leisure — 0.6%
Amer Sports Co., 6.75%, 02/16/31(a)(e)	269	275,972
Darden Restaurants, Inc.
4.35%, 10/15/27	355	354,925
4.55%, 10/15/29	355	354,329
6.30%, 10/10/33(e)	240	261,516
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(a)(e)	440	445,206
Marriott International, Inc.
5.00%, 10/15/27	170	173,480
5.55%, 10/15/28(e)	310	324,317
5.35%, 03/15/35	800	819,908
Series AA, 4.65%, 12/01/28	46	46,418
Series FF, 4.63%, 06/15/30	41	41,382
Series HH, 2.85%, 04/15/31	670	603,129
McDonald’s Corp.
3.63%, 09/01/49	180	141,806
5.15%, 09/09/52	350	350,228
Sabre GLBL, Inc., 11.25%, 12/15/27(a)(e)	181	187,816
		4,380,432
Household Durables — 0.2%
Lennar Corp., 4.75%, 11/29/27(e)	90	91,161
MDC Holdings, Inc., 3.97%, 08/06/61(e)	30	26,000
NVR, Inc., 3.00%, 05/15/30	1,375	1,273,534
		1,390,695
Household Products — 0.0%
Kimberly-Clark Corp., 2.88%, 02/07/50(e)	160	115,004
Industrial Conglomerates — 0.0%
Eaton Corp., 4.70%, 08/23/52	90	86,978
Insurance — 1.6%
Aflac, Inc., 4.75%, 01/15/49	45	42,290
Allstate Corp., 5.05%, 06/24/29	470	484,281
Arthur J Gallagher & Co.
3.50%, 05/20/51	440	324,818
6.75%, 02/15/54	465	547,330
Assured Guaranty U.S. Holdings, Inc., 6.13%, 09/15/28(e)	335	355,533
Athene Holding Ltd.
3.95%, 05/25/51	30	23,054
3.45%, 05/15/52(e)	55	37,612
Berkshire Hathaway Finance Corp.
4.20%, 08/15/48(e)	125	114,954
2.85%, 10/15/50	95	66,767
3.85%, 03/15/52	175	147,646
Brighthouse Financial, Inc., 3.85%, 12/22/51	120	83,032
Brown & Brown, Inc.
4.20%, 03/17/32	120	114,919
4.95%, 03/17/52	340	311,114
Enstar Group Ltd., 3.10%, 09/01/31(e)	805	695,426
Everest Reinsurance Holdings, Inc., 3.50%, 10/15/50	800	580,784
Fairfax Financial Holdings Ltd.
3.38%, 03/03/31	360	328,961
6.35%, 03/22/54(a)	330	352,673
6.10%, 03/15/55(a)	254	264,484
Security	Par (000)	Value
Insurance (continued)
Markel Group, Inc., 6.00%, 05/16/54	$485	$ 515,689
Marsh & McLennan Cos., Inc.
4.75%, 03/15/39	111	109,284
4.20%, 03/01/48	1,265	1,100,372
4.90%, 03/15/49	1,335	1,278,828
5.45%, 03/15/53	390	405,528
MGIC Investment Corp., 5.25%, 08/15/28(e)	63	62,656
Principal Financial Group, Inc.
5.38%, 03/15/33	233	243,007
5.50%, 03/15/53	90	92,587
Progressive Corp.
4.13%, 04/15/47	135	119,083
3.70%, 03/15/52	35	28,161
RenaissanceRe Holdings Ltd., 5.75%, 06/05/33(e)	1,000	1,049,597
Travelers Cos., Inc., 5.45%, 05/25/53	140	149,551
Unum Group, 4.13%, 06/15/51	410	323,329
Willis North America, Inc., 5.90%, 03/05/54	940	986,228
		11,339,578
Interactive Media & Services — 0.3%
Alphabet, Inc., 2.25%, 08/15/60(e)	335	206,712
Cogent Communications Group, Inc., 7.00%, 06/15/27(a)	269	273,729
Cogent Communications Group, Inc./Cogent Communications Finance, Inc., 7.00%, 06/15/27(a)(e)	120	121,954
Meta Platforms, Inc.(e)
4.45%, 08/15/52	280	258,187
5.60%, 05/15/53	1,190	1,290,190
Netflix, Inc., 5.40%, 08/15/54(e)	100	105,862
		2,256,634
Internet Software & Services — 0.1%
Uber Technologies, Inc., 5.35%, 09/15/54	115	114,057
VeriSign, Inc., 2.70%, 06/15/31	630	550,780
		664,837
IT Services — 0.3%
IBM International Capital Pte. Ltd.(e)
5.25%, 02/05/44	300	305,484
5.30%, 02/05/54	200	202,488
International Business Machines Corp.
4.25%, 05/15/49	1,465	1,284,703
5.10%, 02/06/53	490	493,764
Kyndryl Holdings, Inc., 4.10%, 10/15/41	30	24,182
		2,310,621
Machinery — 0.4%
IDEX Corp., 2.63%, 06/15/31	2,189	1,937,679
Ingersoll Rand, Inc., 5.70%, 08/14/33	70	74,999
Otis Worldwide Corp.
3.11%, 02/15/40	70	56,259
3.36%, 02/15/50	70	52,984
Terex Corp., 6.25%, 10/15/32(a)	105	105,000
Westinghouse Air Brake Technologies Corp., 5.61%, 03/11/34(e)	310	327,680
		2,554,601
Media — 1.0%
Cable One, Inc., 4.00%, 11/15/30(a)(e)	281	223,992
CCO Holdings LLC/CCO Holdings Capital Corp.(a)
6.38%, 09/01/29	367	367,435
7.38%, 03/01/31(e)	355	363,475

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Media (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital, 3.95%, 06/30/62	$85	$ 52,489
Comcast Corp.
2.35%, 01/15/27	200	192,813
4.65%, 02/15/33(e)	1,020	1,034,586
2.99%, 11/01/63	680	431,339
Directv Financing LLC, 8.88%, 02/01/30(a)(e)	272	273,616
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 08/15/27(a)	189	185,566
FactSet Research Systems, Inc.
2.90%, 03/01/27	1,575	1,523,198
3.45%, 03/01/32(e)	483	440,680
Gannett Holdings LLC, 6.00%, 11/01/26(a)	138	138,238
Nexstar Media, Inc., 4.75%, 11/01/28(a)(e)	279	266,569
Paramount Global, 4.20%, 05/19/32(e)	190	168,486
TEGNA, Inc., 4.63%, 03/15/28	254	242,367
Thomson Reuters Corp., 3.35%, 05/15/26	800	787,564
Time Warner Cable LLC, 4.50%, 09/15/42	250	191,567
Univision Communications, Inc., 8.00%, 08/15/28(a)	92	94,067
		6,978,047
Metals & Mining — 0.6%
BHP Billiton Finance USA Ltd.
4.75%, 02/28/28	1,575	1,607,458
4.90%, 02/28/33	565	579,811
Mineral Resources Ltd., 9.25%, 10/01/28(a)(e)	196	208,698
Nucor Corp., 3.13%, 04/01/32(e)	195	178,516
Reliance, Inc., 2.15%, 08/15/30	1,575	1,384,523
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51	10	6,772
Southern Copper Corp., 3.88%, 04/23/25	152	150,858
SunCoke Energy, Inc., 4.88%, 06/30/29(a)	217	196,753
Taseko Mines Ltd., 8.25%, 05/01/30(a)	65	68,216
		4,381,605
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
Starwood Property Trust, Inc., 7.25%, 04/01/29(a)	87	91,225
Oil, Gas & Consumable Fuels — 3.5%
Aethon United BR LP/Aethon United Finance Corp., 7.50%, 10/01/29(a)	185	187,451
California Resources Corp., 8.25%, 06/15/29(a)	333	339,353
Calumet Specialty Products Partners LP/Calumet Finance Corp., 9.75%, 07/15/28(a)(e)	232	228,022
Canadian Natural Resources Ltd.
2.95%, 07/15/30	551	503,759
6.25%, 03/15/38(e)	400	429,763
4.95%, 06/01/47(e)	400	367,493
Cheniere Corpus Christi Holdings LLC, 5.13%, 06/30/27	160	162,652
Chevron Corp., 3.08%, 05/11/50	60	43,934
Civitas Resources, Inc.(a)
8.38%, 07/01/28	171	177,749
8.75%, 07/01/31	131	138,668
CNOOC Finance 2015 USA LLC, Series 2015, 3.50%, 05/05/25	200	198,664
Comstock Resources, Inc., 6.75%, 03/01/29(a)(e)	172	167,924
ConocoPhillips Co., 3.80%, 03/15/52	85	68,159
Continental Resources, Inc., 4.38%, 01/15/28	100	98,566
CVR Energy, Inc., 8.50%, 01/15/29(a)	342	345,710
DCP Midstream Operating LP, 3.25%, 02/15/32	17	15,066
Delek Logistics Partners LP/Delek Logistics Finance Corp., 8.63%, 03/15/29(a)(e)	370	389,294
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Diamondback Energy, Inc.
6.25%, 03/15/33	$125	$ 134,808
5.75%, 04/18/54	205	206,573
5.90%, 04/18/64	170	171,350
Energy Transfer LP
5.25%, 07/01/29	185	190,538
5.40%, 10/01/47	610	580,871
EQT Corp., 7.00%, 02/01/30(e)	45	49,132
Equinor ASA
3.25%, 11/10/24	400	399,080
3.25%, 11/18/49(e)	500	375,830
Exxon Mobil Corp., 3.45%, 04/15/51	475	368,071
Global Partners LP/GLP Finance Corp., 8.25%, 01/15/32(a)	268	277,993
Greenfire Resources Ltd., 12.00%, 10/01/28(a)(e)	167	180,632
Gulfport Energy Corp., 6.75%, 09/01/29(a)	211	213,468
Hess Corp., 5.60%, 02/15/41	165	171,676
Kinder Morgan Energy Partners LP, 6.95%, 01/15/38	300	340,955
Kinder Morgan, Inc., 5.95%, 08/01/54(e)	470	487,752
Marathon Oil Corp., 5.70%, 04/01/34(e)	610	654,578
MPLX LP
4.88%, 12/01/24	209	208,769
5.50%, 06/01/34	395	405,816
4.50%, 04/15/38	1,945	1,797,863
5.20%, 03/01/47	47	44,558
4.70%, 04/15/48	355	309,600
5.50%, 02/15/49	535	520,900
4.95%, 03/14/52(e)	538	482,743
4.90%, 04/15/58	340	299,190
New Fortress Energy, Inc.(a)
6.50%, 09/30/26	154	129,409
8.75%, 03/15/29(e)	115	86,582
Noble Finance II LLC, 8.00%, 04/15/30(a)	261	269,298
Northern Oil & Gas, Inc., 8.13%, 03/01/28(a)	326	328,365
Occidental Petroleum Corp.
5.38%, 01/01/32	110	111,511
6.45%, 09/15/36	300	323,988
6.05%, 10/01/54	280	284,270
ONEOK Partners LP
4.90%, 03/15/25	2,000	1,998,142
6.13%, 02/01/41	75	78,493
ONEOK, Inc.
6.35%, 01/15/31(e)	1,140	1,235,279
6.10%, 11/15/32	590	635,126
7.15%, 01/15/51	80	92,320
PBF Holding Co. LLC/PBF Finance Corp., 7.88%, 09/15/30(a)	340	350,237
Phillips 66 Co., 5.65%, 06/15/54	120	121,012
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/29	150	142,673
5.70%, 09/15/34	70	72,742
4.90%, 02/15/45	170	153,428
Saturn Oil & Gas, Inc., 9.63%, 06/15/29(a)(e)	201	198,575
Shell International Finance BV
6.38%, 12/15/38	67	77,738
3.00%, 11/26/51	178	124,161
South Bow USA Infrastructure Holdings LLC(a)
4.91%, 09/01/27	105	105,803
5.03%, 10/01/29	200	200,522
Talos Production, Inc.(a)
9.00%, 02/01/29	342	352,144
9.38%, 02/01/31	358	368,064
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Oil, Gas & Consumable Fuels (continued)
Targa Resources Corp.
5.50%, 02/15/35	$1,345	$ 1,385,191
4.95%, 04/15/52	190	171,002
6.50%, 02/15/53	500	554,884
Targa Resources Partners LP/Targa Resources Partners Finance Corp., 5.50%, 03/01/30	1,100	1,120,128
TotalEnergies Capital SA, 5.49%, 04/05/54(e)	440	454,715
Transocean, Inc.(a)
8.25%, 05/15/29	50	49,566
8.75%, 02/15/30(e)	176	183,451
8.50%, 05/15/31(e)	60	59,619
Valaris Ltd., 8.38%, 04/30/30(a)	262	269,861
Venture Global LNG, Inc.(a)
8.13%, 06/01/28	85	88,614
8.38%, 06/01/31	80	84,474
9.88%, 02/01/32(e)	83	92,229
Western Midstream Operating LP, 6.35%, 01/15/29	65	69,107
		25,157,696
Passenger Airlines(a)(e) — 0.0%
American Airlines, Inc., 8.50%, 05/15/29	132	140,054
JetBlue Airways Corp./JetBlue Loyalty LP, 9.88%, 09/20/31	135	142,201
		282,255
Personal Care Products — 0.0%
Colgate-Palmolive Co.
3.25%, 08/15/32(e)	90	84,697
3.70%, 08/01/47	30	25,774
		110,471
Pharmaceuticals — 0.7%
AbbVie, Inc.
4.05%, 11/21/39	50	46,186
4.40%, 11/06/42	135	127,317
4.70%, 05/14/45	145	140,313
5.40%, 03/15/54(e)	260	275,693
5.50%, 03/15/64	165	176,178
AstraZeneca PLC, 4.38%, 11/16/45	200	187,098
Bausch Health Cos., Inc.(a)
6.13%, 02/01/27	33	29,805
11.00%, 09/30/28	100	93,250
Cardinal Health, Inc., 5.45%, 02/15/34	158	165,276
Cencora, Inc.
3.45%, 12/15/27	1,427	1,395,492
2.70%, 03/15/31	117	105,128
Eli Lilly & Co.
4.88%, 02/27/53	115	115,130
4.95%, 02/27/63	160	160,034
Johnson & Johnson
3.63%, 03/03/37	195	181,067
3.70%, 03/01/46	279	243,449
Merck & Co., Inc.
4.00%, 03/07/49	330	286,223
5.00%, 05/17/53(e)	710	715,223
Novartis Capital Corp., 2.75%, 08/14/50(e)	271	190,917
Organon & Co./Organon Foreign Debt Co-Issuer BV, 7.88%, 05/15/34(a)(e)	254	269,100
Pfizer Investment Enterprises Pte. Ltd., 5.34%, 05/19/63	80	82,181
Security	Par (000)	Value
Pharmaceuticals (continued)
Pfizer, Inc., 7.20%, 03/15/39	$80	$ 100,049
Zoetis, Inc., 3.00%, 05/15/50(e)	100	70,625
		5,155,734
Real Estate Management & Development — 0.0%
CBRE Services, Inc., 4.88%, 03/01/26(e)	220	221,015
Residential REITs — 0.1%
Realty Income Corp., 4.75%, 02/15/29	630	641,716
Retail REITs — 0.2%
Simon Property Group LP
4.75%, 03/15/42	700	659,877
4.25%, 11/30/46(e)	700	610,296
3.25%, 09/13/49	330	240,593
		1,510,766
Semiconductors & Semiconductor Equipment — 0.3%
Analog Devices, Inc.
1.70%, 10/01/28	385	353,716
2.80%, 10/01/41	240	181,852
2.95%, 10/01/51	30	21,176
Broadcom, Inc.
3.15%, 11/15/25	198	195,208
4.00%, 04/15/29(a)	80	78,798
3.75%, 02/15/51(a)	545	433,201
Marvell Technology, Inc., 5.95%, 09/15/33(e)	90	96,719
Micron Technology, Inc.
6.75%, 11/01/29	180	197,765
5.30%, 01/15/31	250	259,766
NXP BV/NXP Funding LLC/NXP USA, Inc., 2.70%, 05/01/25	190	187,247
Texas Instruments, Inc., 2.70%, 09/15/51(e)	570	385,778
		2,391,226
Software — 1.2%
Dye & Durham Ltd., 8.63%, 04/15/29(a)(e)	211	223,212
Fiserv, Inc.
5.45%, 03/02/28	790	819,588
5.60%, 03/02/33	865	916,056
5.45%, 03/15/34	90	94,064
4.40%, 07/01/49(e)	780	689,496
Intuit, Inc.
1.65%, 07/15/30	71	61,854
5.20%, 09/15/33	460	485,238
5.50%, 09/15/53	150	161,222
Microsoft Corp.
2.53%, 06/01/50	325	223,090
2.50%, 09/15/50	125	84,696
3.04%, 03/17/62	365	262,694
Oracle Corp.
2.95%, 04/01/30	385	358,002
4.65%, 05/06/30	235	239,636
2.88%, 03/25/31	615	559,491
3.65%, 03/25/41	845	698,603
4.50%, 07/08/44	90	81,200
3.60%, 04/01/50	70	53,291
3.95%, 03/25/51	111	89,333
5.55%, 02/06/53(e)	427	436,971
5.38%, 09/27/54	720	719,560
3.85%, 04/01/60	980	737,700

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Software (continued)
Roper Technologies, Inc., 4.50%, 10/15/29	$665	$ 669,155
ServiceNow, Inc., 1.40%, 09/01/30	72	61,779
		8,725,931
Specialty Retail — 0.3%
Academy Ltd., 6.00%, 11/15/27(a)	138	138,344
AutoZone, Inc.
5.05%, 07/15/26	920	933,682
4.50%, 02/01/28	180	181,587
5.40%, 07/15/34(e)	65	67,436
Bath & Body Works, Inc., 6.88%, 11/01/35	240	250,080
FirstCash, Inc., 6.88%, 03/01/32(a)	132	135,844
Foot Locker, Inc., 4.00%, 10/01/29(a)(e)	212	184,340
Genuine Parts Co., 1.75%, 02/01/25(e)	40	39,568
		1,930,881
Technology Hardware, Storage & Peripherals — 0.0%
NCR Atleos Corp., 9.50%, 04/01/29(a)	164	180,543
Textiles, Apparel & Luxury Goods — 0.1%
Tapestry, Inc.
7.35%, 11/27/28	25	26,272
7.70%, 11/27/30(e)	25	26,933
3.05%, 03/15/32(e)	760	650,579
7.85%, 11/27/33	35	37,951
Wolverine World Wide, Inc., 4.00%, 08/15/29(a)	274	241,775
		983,510
Tobacco — 1.3%
Altria Group, Inc.
2.45%, 02/04/32	1,550	1,322,879
5.80%, 02/14/39	727	764,328
5.95%, 02/14/49(e)	600	629,605
4.45%, 05/06/50	215	180,149
3.70%, 02/04/51(e)	430	317,333
4.00%, 02/04/61(e)	965	737,857
BAT Capital Corp.
5.83%, 02/20/31	190	201,538
7.75%, 10/19/32	25	29,580
4.39%, 08/15/37	420	382,029
7.08%, 08/02/43	145	166,161
7.08%, 08/02/53	170	197,285
Philip Morris International, Inc.
5.75%, 11/17/32	710	763,095
5.38%, 02/15/33	290	303,293
5.63%, 09/07/33	650	691,949
6.38%, 05/16/38	1,260	1,439,663
4.25%, 11/10/44(e)	1,530	1,351,227
		9,477,971
Trading Companies & Distributors — 0.1%
WW Grainger, Inc., 4.45%, 09/15/34	880	878,884
Transportation Infrastructure — 0.0%
United Parcel Service, Inc., 5.30%, 04/01/50(e)	280	291,165
Water Utilities — 0.1%
American Water Capital Corp.
2.80%, 05/01/30	270	250,523
5.45%, 03/01/54	65	68,269
Security	Par (000)	Value
Water Utilities (continued)
Essential Utilities, Inc.
2.70%, 04/15/30	$180	$ 164,929
5.38%, 01/15/34	75	77,574
		561,295
Total Corporate Bonds — 32.0% (Cost: $235,588,683)		231,984,399
Foreign Agency Obligations
Canada — 0.1%
Province of Quebec Canada, 4.50%, 09/08/33	600	616,167
Chile — 0.1%
Chile Government International Bond, 3.10%, 01/22/61	650	431,600
Indonesia — 0.1%
Indonesia Government International Bond
4.75%, 07/18/47(a)	300	295,406
3.35%, 03/12/71(e)	200	140,674
		436,080
Mexico — 0.1%
Mexico Government International Bond
6.05%, 01/11/40	100	101,188
4.50%, 01/31/50(e)	340	270,194
3.77%, 05/24/61(e)	535	348,922
		720,304
Panama — 0.0%
Panama Government International Bond, 3.87%, 07/23/60(e)	220	138,325
Peru — 0.0%
Peruvian Government International Bond, 3.55%, 03/10/51	455	345,163
Philippines — 0.0%
Philippines Government International Bond
2.65%, 12/10/45	200	140,875
3.20%, 07/06/46	200	152,216
		293,091
South Korea — 0.0%
Export-Import Bank of Korea, 5.13%, 09/18/33	220	230,833
Total Foreign Agency Obligations — 0.4% (Cost: $3,732,703)		3,211,563
Municipal Bonds
California — 0.1%
Bay Area Toll Authority, RB, BAB
Series F-2, 6.26%, 04/01/49	100	113,949
Series S-1, 6.92%, 04/01/40	25	29,344
Bay Area Toll Authority, Refunding RB, Series F-3, 3.13%, 04/01/55(e)	140	102,662
California State University, Refunding RB, Series B, 2.98%, 11/01/51	145	106,615
Regents of the University of California Medical Center Pooled Revenue, RB
Series N, 3.01%, 05/15/50	120	86,965
Series N, 3.71%, 05/15/2120	85	60,624
State of California, GO, BAB, 7.60%, 11/01/40	150	191,501
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
California (continued)
State of California, Refunding GO, 3.50%, 04/01/28	$200	$ 198,218
University of California, RB, Series AD, 4.86%, 12/31/99	115	107,579
		997,457
Florida — 0.0%
State Board of Administration Finance Corp., RB, Series A, 2.15%, 07/01/30(e)	119	105,749
Illinois — 0.1%
Chicago O’Hare International Airport, ARB, Series C, Senior Lien, 4.47%, 01/01/49(e)	110	104,186
Sales Tax Securitization Corp., Refunding RB, Series B, 2nd Lien, 3.24%, 01/01/42	140	116,605
State of Illinois, GO, 5.10%, 06/01/33	240	243,232
		464,023
Louisiana — 0.0%
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Class A-4, 4.48%, 08/01/39	65	64,486
Maryland — 0.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB
Series D, 3.05%, 07/01/40	115	90,324
Series D, 3.20%, 07/01/50	80	58,120
		148,444
Massachusetts — 0.0%
Commonwealth of Massachusetts, GOL, Series H, 2.90%, 09/01/49	100	73,975
Michigan — 0.0%
University of Michigan, RB
Series A, 3.50%, 04/01/52	38	31,001
Series B, Sustainability Bonds, 3.50%, 04/01/52	67	54,613
University of Michigan, Refunding RB, Series C, 3.60%, 04/01/47(e)	238	207,775
		293,389
New Jersey — 0.0%
New Jersey Turnpike Authority, RB, BAB, Series A, 7.10%, 01/01/41(e)	150	179,027
New York — 0.2%
City of New York, GO, Series B-1, Sustainability Bonds, 5.83%, 10/01/53(e)	130	150,041
Metropolitan Transportation Authority, RB, BAB, 6.81%, 11/15/40	105	119,406
New York City Municipal Water Finance Authority, Refunding RB, 5.88%, 06/15/44	250	270,475
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, BAB, 5.51%, 08/01/37(e)	110	115,222
Port Authority of New York & New Jersey, ARB
Series 192, 4.81%, 10/15/65	50	48,680
Series 210, 4.03%, 09/01/48	200	175,915
Port Authority of New York & New Jersey, RB, Series 191, 4.82%, 06/01/45	200	196,090
		1,075,829
Oklahoma — 0.0%
Oklahoma Development Finance Authority, RB, Series A-2, 4.62%, 06/01/44	110	109,016
Security	Par (000)	Value
Pennsylvania — 0.0%
Pennsylvania State University, Refunding RB, Series D, 2.84%, 09/01/50	$80	$ 57,145
Texas — 0.1%
Board of Regents of the University of Texas System, Refunding RB, Series B, 2.44%, 08/15/49	105	70,182
Dallas Area Rapid Transit, Refunding RB, Series A, Senior Lien, 2.61%, 12/01/48	100	71,892
Dallas Fort Worth International Airport, Refunding RB, 2.84%, 11/01/46	100	76,773
Grand Parkway Transportation Corp., Refunding RB, Subordinate, 3.24%, 10/01/52	100	77,026
		295,873
Virginia — 0.0%
University of Virginia, Refunding RB, Series U, 2.58%, 11/01/51	60	39,886
Total Municipal Bonds — 0.5% (Cost: $4,644,456)		3,904,299
Non-Agency Mortgage-Backed Securities
Collateralized Mortgage Obligations — 11.8%
Citigroup Mortgage Loan Trust, Series 2013-AA, Class A, 3.00%, 05/25/42(a)(b)	4	3,588
Connecticut Avenue Securities Trust(a)(b)
Series 2020-SBT1, Class 1M2, (30-day Avg SOFR + 3.76%), 9.04%, 02/25/40	3,000	3,171,909
Series 2020-SBT1, Class 2M2, (30-day Avg SOFR + 3.76%), 9.04%, 02/25/40	3,300	3,493,187
Series 2021-R01, Class 1B1, (30-day Avg SOFR + 3.10%), 8.38%, 10/25/41	2,250	2,318,498
Series 2021-R03, Class 1B1, (30-day Avg SOFR + 2.75%), 8.03%, 12/25/41	1,000	1,022,933
Series 2022-R01, Class 1B1, (30-day Avg SOFR + 3.15%), 8.43%, 12/25/41	2,792	2,882,211
Series 2022-R02, Class 2M2, (30-day Avg SOFR + 3.00%), 8.28%, 01/25/42	3,540	3,632,535
Series 2022-R03, Class 1B1, (30-day Avg SOFR + 6.25%), 11.53%, 03/25/42	2,225	2,453,741
Series 2022-R04, Class 1B1, (30-day Avg SOFR + 5.25%), 10.53%, 03/25/42	1,400	1,512,596
Series 2022-R04, Class 1M2, (30-day Avg SOFR + 3.10%), 8.38%, 03/25/42	3,000	3,125,334
Series 2022-R05, Class 2B1, (30-day Avg SOFR + 4.50%), 9.78%, 04/25/42	1,500	1,591,594
Series 2022-R05, Class 2M2, (30-day Avg SOFR + 3.00%), 8.28%, 04/25/42	3,323	3,430,998
Series 2024-R02, Class 1B1, (30-day Avg SOFR + 2.50%), 7.78%, 02/25/44	2,250	2,290,793
Series 2024-R05, Class 2M2, (30-day Avg SOFR + 1.70%), 6.98%, 07/25/44	690	691,099
Credit Suisse First Boston Mortgage Securities Corp., Series 2004-6, Class 3A1, 5.00%, 09/25/19	4	2,680
Fannie Mae Connecticut Avenue Securities(b)
Series 2018-C01, Class 1M2C, (30-day Avg SOFR + 2.36%), 7.64%, 07/25/30	1,976	2,015,206
Series 2021-R02, Class 2B1, (30-day Avg SOFR + 3.30%), 8.58%, 11/25/41(a)	900	927,567
Series 2021-R02, Class 2M2, (30-day Avg SOFR + 2.00%), 7.28%, 11/25/41(a)	1,800	1,806,750

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Collateralized Mortgage Obligations (continued)
Fannie Mae REMIC Trust, Series 2022-HQA3, Class M1B, (30-day Avg SOFR + 3.55%), 8.83%, 08/25/42(a)(b)	$2,500	$ 2,637,880
Freddie Mac STACR Debt Notes, Series 2017-DNA1, Class M2, (30-day Avg SOFR + 3.36%), 8.64%, 07/25/29(b)	3,360	3,477,197
Freddie Mac STACR REMIC Trust(a)(b)
Series 2020-HQA5, Class B1, (30-day Avg SOFR + 4.00%), 9.28%, 11/25/50	1,500	1,691,950
Series 2021-DNA1, Class B1, (30-day Avg SOFR + 2.65%), 7.93%, 01/25/51	3,500	3,718,750
Series 2021-DNA2, Class B1, (30-day Avg SOFR + 3.40%), 8.68%, 08/25/33	3,100	3,482,976
Series 2021-DNA3, Class B1, (30-day Avg SOFR + 3.50%), 8.78%, 10/25/33	2,500	2,812,349
Series 2021-DNA5, Class B1, (30-day Avg SOFR + 3.05%), 8.33%, 01/25/34	2,500	2,682,825
Series 2021-DNA6, Class B1, (30-day Avg SOFR + 3.40%), 8.68%, 10/25/41	3,520	3,629,175
Series 2021-DNA7, Class B1, (30-day Avg SOFR + 3.65%), 8.93%, 11/25/41	3,243	3,374,946
Series 2021-HQA1, Class B1, (30-day Avg SOFR + 3.00%), 8.28%, 08/25/33	2,750	3,033,202
Series 2021-HQA2, Class B1, (30-day Avg SOFR + 3.15%), 8.43%, 12/25/33	1,000	1,105,000
Series 2021-HQA2, Class M2, (30-day Avg SOFR + 2.05%), 7.33%, 12/25/33	946	964,818
Series 2021-HQA4, Class M2, (30-day Avg SOFR + 2.35%), 7.63%, 12/25/41	1,000	1,012,643
Series 2022-DNA1, Class M2, (30-day Avg SOFR + 2.50%), 7.78%, 01/25/42	3,000	3,065,939
Series 2022-DNA2, Class M2, (30-day Avg SOFR + 3.75%), 9.03%, 02/25/42	3,000	3,151,842
Series 2022-DNA3, Class M2, (30-day Avg SOFR + 4.35%), 9.63%, 04/25/42	2,500	2,660,226
Series 2022-DNA4, Class M2, (30-day Avg SOFR + 5.25%), 10.53%, 05/25/42	2,000	2,173,071
Series 2022-HQA1, Class M2, (30-day Avg SOFR + 5.25%), 10.53%, 03/25/42	4,150	4,495,649
		85,543,657
Commercial Mortgage-Backed Securities — 0.2%
BBCMS Mortgage Trust
Series 2023-C19, Class A5, 5.45%, 04/15/56	380	400,147
Series 2023-C22, Class A5, 6.80%, 11/15/56(b)	600	695,511
Eleven Madison Trust Mortgage Trust, Series 2015- 11MD, Class A, 3.67%, 09/10/35(a)(b)	150	145,976
GS Mortgage Securities Trust, Series 2015-GC30, Class B, 4.16%, 05/10/50(b)	300	284,657
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-CB16, Class B, 5.67%, 05/12/45(b)	210	10,823
		1,537,114
Security	Par (000)	Value
Mortgage-Backed Securities — 0.0%
Fannie Mae Mortgage-Backed Securities, (12-mo. LIBOR US + 1.71%), 7.08%, 04/01/40(b)	$3	$ 2,638
Total Non-Agency Mortgage-Backed Securities — 12.0% (Cost: $86,714,594)		87,083,409
U.S. Government Sponsored Agency Securities
Collateralized Mortgage Obligations — 0.1%
Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, (30-day Avg SOFR + 3.00%), 8.28%, 12/25/50(a)(b)	680	734,721
Commercial Mortgage-Backed Securities — 1.6%
Fannie Mae-Aces(b)
Series 2016-M13, Class A2, 2.60%, 09/25/26	554	537,810
Series 2018-M1, Class A2, 3.09%, 12/25/27	1,031	1,003,126
Series 2018-M7, Class A2, 3.13%, 03/25/28	1,431	1,393,144
Series 2018-M8, Class A2, 3.41%, 06/25/28	3,381	3,312,213
Freddie Mac Multifamily Structured Pass Through Certificates
Series K055, Class A2, 2.67%, 03/25/26	1,590	1,556,218
Series K060, Class A2, 3.30%, 10/25/26	1,190	1,173,119
Series K061, Class A2, 3.35%, 11/25/26(b)	1,560	1,536,411
Series K072, Class A2, 3.44%, 12/25/27	1,190	1,173,377
		11,685,418
Mortgage-Backed Securities — 25.1%
Fannie Mae Mortgage-Backed Securities
3.00%, 02/01/47	55	50,290
4.00%, 02/01/47 - 02/01/57	1,046	1,005,861
3.50%, 11/01/51	3,078	2,896,705
(11th District Cost of Funds + 1.25%), 4.49%, 09/01/34(b)	43	42,079
(12-mo. LIBOR US + 1.43%), 6.18%, 04/01/35(b)	18	17,664
(12-mo. LIBOR US + 1.53%), 6.94%, 05/01/43(b)	11	11,569
(12-mo. LIBOR US + 1.54%), 7.01%, 06/01/43(b)	20	20,193
(12-mo. LIBOR US + 1.75%), 7.52%, 08/01/41(b)	16	16,636
(12-mo. LIBOR US + 1.78%), 6.07%, 01/01/42(b)	6	5,902
(12-mo. LIBOR US + 1.81%), 6.28%, 02/01/42(b)	1	564
(12-mo. LIBOR US + 1.82%), 7.32%, 09/01/41(b)	13	13,187
(6-mo. LIBOR US + 1.04%), 6.16%, 05/01/33(b)	2	2,223
(6-mo. LIBOR US + 1.36%), 6.65%, 10/01/32(b)	6	6,467
Freddie Mac Mortgage-Backed Securities
4.00%, 10/01/24 - 01/01/49	2,293	2,246,179
4.50%, 08/01/25 - 01/01/49	848	851,927
5.00%, 08/01/25 - 03/01/48	258	266,179
3.50%, 04/01/26 - 04/01/49	5,213	4,959,506
2.50%, 02/01/27	151	147,629
3.00%, 05/01/27 - 10/01/47	4,308	3,997,516
6.00%, 11/01/28 - 04/01/38	176	183,974
6.50%, 06/01/29 - 08/01/36	176	187,263
7.50%, 12/01/30	— (g)	286
5.50%, 05/01/33 - 08/01/38	415	428,486
(11th District Cost of Funds + 1.25%), 4.49%, 11/01/27(b)	17	16,533
(12-mo. LIBOR US + 1.60%), 7.35%, 08/01/43(b)	3	3,311
(12-mo. LIBOR US + 1.65%), 7.33%, 05/01/43(b)	19	19,843
(12-mo. LIBOR US + 1.71%), 6.98%, 08/01/41(b)	13	13,166
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Mortgage-Backed Securities (continued)
Freddie Mac Mortgage-Backed Securities (continued)
(12-mo. LIBOR US + 1.75%), 6.82%, 04/01/38(b)	$28	$ 28,003
(12-mo. LIBOR US + 1.75%), 6.19%, 02/01/40(b)	18	18,715
(12-mo. LIBOR US + 1.79%), 7.66%, 09/01/32(b)	1	946
(12-mo. LIBOR US + 1.89%), 7.65%, 07/01/41(b)	5	4,859
(12-mo. LIBOR US + 1.90%), 6.15%, 01/01/42(b)	— (g)	38
(1-year CMT + 2.34%), 6.68%, 04/01/32(b)	12	11,955
Ginnie Mae Mortgage-Backed Securities
6.50%, 06/15/28 - 10/15/54(h)	1,846	1,889,226
7.50%, 08/20/30	1	1,402
6.00%, 01/15/32 - 10/15/54(h)	2,171	2,211,838
5.00%, 11/20/33 - 11/15/54(h)	3,868	3,891,225
5.50%, 05/20/36 - 10/15/54(h)	2,381	2,415,830
4.50%, 03/15/39 - 10/21/54(h)	2,586	2,581,985
4.00%, 09/15/40 - 09/15/49	4,138	4,055,966
3.50%, 01/15/41 - 10/21/54(h)	6,286	5,969,172
3.00%, 01/20/43 - 10/21/54(h)	4,917	4,526,922
2.50%, 12/20/46 - 10/21/54(h)	6,675	5,839,037
2.00%, 12/20/51 - 10/21/54(h)	6,776	5,746,017
Uniform Mortgage-Backed Securities
4.50%, 11/01/24 - 11/14/54(h)	5,297	5,266,318
4.00%, 01/01/25 - 10/15/54(h)	4,948	4,843,113
3.00%, 12/01/26 - 10/15/54(h)	13,601	12,568,799
2.50%, 09/01/28 - 03/01/52(h)	31,538	27,876,756
7.50%, 09/01/29	1	544
6.50%, 12/01/30 - 10/15/54(h)	5,284	5,476,266
3.50%, 11/01/31 - 06/01/49(h)	6,186	5,898,771
7.00%, 01/01/32 - 06/01/32	10	10,313
6.00%, 03/01/32 - 10/15/54(h)	6,986	7,163,092
5.50%, 10/01/32 - 10/15/54(h)	6,443	6,564,754
5.00%, 05/01/33 - 10/15/54(h)	5,314	5,350,056
2.00%, 12/01/35 - 03/01/52(h)	43,648	37,128,054
1.50%, 03/01/36 - 07/01/51	8,225	6,903,435
		181,654,545
Total U.S. Government Sponsored Agency Securities — 26.8% (Cost: $212,136,920)		194,074,684
U.S. Treasury Obligations
U.S. Treasury Bonds
4.50%, 08/15/39	1,000	1,060,703
4.75%, 11/15/43	3,400	3,667,617
4.13%, 08/15/44 - 08/15/53	15,700	15,586,426
3.38%, 11/15/48(e)	11,000	9,533,047
U.S. Treasury Notes
4.25%, 01/31/26	962	967,186
4.00%, 02/29/28	62,899	63,754,033
3.63%, 05/31/28	2,800	2,804,375
4.88%, 10/31/28	4,000	4,195,312
4.38%, 11/30/28 - 11/30/30	33,500	34,815,390
3.75%, 12/31/28	6,500	6,543,672
4.63%, 04/30/29	5,100	5,325,516
3.88%, 08/15/34	1,500	1,510,547
Total U.S. Treasury Obligations — 20.7% (Cost: $146,737,266)		149,763,824
Total Long-Term Investments — 99.1% (Cost: $737,764,719)		718,465,831

Security	Shares	Value
Short-Term Securities
Money Market Funds — 4.8%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.05%(i)(j)(k)	34,731,201	$ 34,762,459
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.88%(i)(j)	100,000	100,000
Total Short-Term Securities — 4.8% (Cost: $34,836,728)		34,862,459
Total Investments Before TBA Sale Commitments — 103.9% (Cost: $772,601,447)		753,328,290

Par (000)
TBA Sale Commitments(h)
Mortgage-Backed Securities — (0.3)%
Ginnie Mae Mortgage-Backed SecuritiesTBA, , 5.00%, 10/15/54	$(500)	(500,801)
Uniform Mortgage-Backed Securities
3.50%, 10/15/54	(1,682)	(1,566,037)
4.50%, 10/15/54	(200)	(196,605)
Total TBA Sale Commitments — (0.3)% (Proceeds: $(2,279,674))		(2,263,443)
Total Investments, Net of TBA Sale Commitments — 103.6% (Cost: $770,321,773)		751,064,847
Liabilities in Excess of Other Assets — (3.6)%		(26,355,700)
Net Assets — 100.0%		$ 724,709,147

(a)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(c)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(d)	Non-income producing security.
(e)	All or a portion of this security is on loan.
(f)	Payment-in-kind security which may pay interest/dividends in additional par/shares and/or in cash. Rates shown are the current rate and possible payment rates.
(g)	Rounds to less than 1,000.
(h)	Represents or includes a TBA transaction.
(i)	Affiliate of the Master Portfolio.
(j)	Annualized 7-day yield as of period end.
(k)	All or a portion of this security was purchased with the cash collateral from loaned securities.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Master Portfolio for compliance purposes.

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Affiliates
Investments in issuers considered to be affiliate(s) of the Master Portfolio during the period ended September 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 12/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/24	Shares Held at 09/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$ 54,071,032	$ —	$ (19,319,722)(a)	$ 3,440	$ 7,709	$ 34,762,459	34,731,201	$ 267,433 (b)	$ —
BlackRock Cash Funds: Treasury, SL Agency Shares	100,000	—	—	—	—	100,000	100,000	3,936	—
				$ 3,440	$ 7,709	$ 34,862,459		$ 271,369	$ —

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro Bund	72	12/06/24	$ 10,813	$ 126,631
10-Year Australian Treasury Bonds	116	12/16/24	9,335	(98,470)
10-Year Canadian Bond	33	12/18/24	3,050	14,376
10-Year U.S. Treasury Note	94	12/19/24	10,751	(6,507)
10-Year U.S. Ultra Long Treasury Note	12	12/19/24	1,421	3,545
U.S. Long Bond	163	12/19/24	20,268	(11,679)
Ultra U.S. Treasury Bond	6	12/19/24	800	(26,560)
Long Gilt	6	12/27/24	790	(3,303)
2-Year U.S. Treasury Note	803	12/31/24	167,244	(129,621)
				(131,588)
Short Contracts
5-Year U.S. Treasury Note	295	12/31/24	32,436	100,361
				$ (31,227)
Forward Foreign Currency Exchange Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	750,000	USD	513,136	Bank of America N.A.	12/18/24	$ 5,786
AUD	830,000	USD	570,069	Bank of America N.A.	12/18/24	4,205
AUD	750,000	USD	516,315	HSBC Bank PLC	12/18/24	2,608
AUD	50,000	USD	34,055	JPMorgan Chase Bank N.A.	12/18/24	540
AUD	170,000	USD	114,748	JPMorgan Chase Bank N.A.	12/18/24	2,874
AUD	180,000	USD	122,930	JPMorgan Chase Bank N.A.	12/18/24	1,612
AUD	260,000	USD	173,867	JPMorgan Chase Bank N.A.	12/18/24	6,026
AUD	730,000	USD	486,928	Morgan Stanley & Co. International PLC	12/18/24	18,156
BRL	410,000	USD	72,645	Bank of America N.A.	12/18/24	1,943
BRL	740,000	USD	134,007	BNP Paribas SA	12/18/24	614
BRL	420,000	USD	75,521	Goldman Sachs International	12/18/24	886
BRL	860,000	USD	154,949	Goldman Sachs International	12/18/24	1,503
BRL	1,480,000	USD	267,264	Goldman Sachs International	12/18/24	1,979
BRL	1,490,000	USD	268,338	Goldman Sachs International	12/18/24	2,725
BRL	1,595,000	USD	281,226	Goldman Sachs International	12/18/24	8,938
CAD	1,340,000	USD	988,412	Barclays Bank PLC	12/18/24	4,345
CAD	1,640,000	USD	1,209,502	Barclays Bank PLC	12/18/24	5,513
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
CAD	460,000	USD	339,640	HSBC Bank PLC	12/18/24	$ 1,157
CAD	2,550,000	USD	1,882,985	Royal Bank of Canada	12/18/24	6,216
CLP	46,000,000	USD	50,542	Bank of America N.A.	12/18/24	579
CLP	47,000,000	USD	52,078	Bank of America N.A.	12/18/24	155
CLP	485,000,000	USD	537,513	Barclays Bank PLC	12/18/24	1,478
CLP	564,000,000	USD	608,053	Barclays Bank PLC	12/18/24	18,732
CLP	156,000,000	USD	170,914	JPMorgan Chase Bank N.A.	12/18/24	2,452
COP	5,620,000,000	USD	1,293,218	Citibank N.A.	12/18/24	29,999
CZK	14,600,000	USD	645,124	BNP Paribas SA	12/18/24	732
EUR	2,490,000	USD	2,755,053	Bank of America N.A.	12/18/24	25,343
EUR	50,000	USD	55,667	Barclays Bank PLC	12/18/24	164
EUR	800,000	USD	892,608	Barclays Bank PLC	12/18/24	692
EUR	50,000	USD	55,458	BNP Paribas SA	12/18/24	373
EUR	190,000	USD	212,121	Goldman Sachs International	12/18/24	38
GBP	250,000	USD	327,271	Barclays Bank PLC	12/18/24	6,910
GBP	1,580,000	USD	2,065,169	BNP Paribas SA	12/18/24	46,856
GBP	2,650,000	USD	3,468,889	BNP Paribas SA	12/18/24	73,432
GBP	140,000	USD	184,963	Citibank N.A.	12/18/24	2,179
GBP	100,000	USD	130,971	JPMorgan Chase Bank N.A.	12/18/24	2,702
GBP	250,000	USD	332,136	JPMorgan Chase Bank N.A.	12/18/24	2,045
GBP	270,000	USD	357,929	JPMorgan Chase Bank N.A.	12/18/24	2,986
GBP	310,000	USD	405,116	JPMorgan Chase Bank N.A.	12/18/24	9,269
HUF	352,000,000	USD	974,829	BNP Paribas SA	12/18/24	8,777
HUF	61,000,000	USD	169,401	Morgan Stanley & Co. International PLC	12/18/24	1,053
HUF	144,000,000	USD	402,284	Societe Generale	12/18/24	101
IDR	27,300,000,000	USD	1,759,021	Citibank N.A.	12/18/24	33,107
IDR	1,710,000,000	USD	112,150	Deutsche Bank AG	12/18/24	105
IDR	270,000,000	USD	17,420	Morgan Stanley & Co. International PLC	12/18/24	304
INR	3,700,000	USD	43,893	Goldman Sachs International	12/18/24	99
INR	33,800,000	USD	400,963	Morgan Stanley & Co. International PLC	12/18/24	914
JPY	6,000,000	USD	42,159	JPMorgan Chase Bank N.A.	12/18/24	16
JPY	18,000,000	USD	125,278	JPMorgan Chase Bank N.A.	12/18/24	1,248
KRW	365,000,000	USD	274,008	Barclays Bank PLC	12/18/24	3,773
KRW	265,000,000	USD	200,552	Citibank N.A.	12/18/24	1,124
KRW	4,045,000,000	USD	3,023,146	Citibank N.A.	12/18/24	55,274
MXN	1,300,000	USD	64,356	Goldman Sachs International	12/18/24	897
MXN	2,400,000	USD	118,002	Morgan Stanley & Co. International PLC	12/18/24	2,465
NOK	5,500,000	USD	510,226	BNP Paribas SA	12/18/24	11,173
NOK	1,000,000	USD	94,362	Goldman Sachs International	12/18/24	438
NOK	2,800,000	USD	259,905	JPMorgan Chase Bank N.A.	12/18/24	5,535
NZD	900,000	USD	568,365	Bank of America N.A.	12/18/24	3,476
PHP	61,600,000	USD	1,091,637	BNP Paribas SA	12/18/24	5,502
PHP	3,100,000	USD	54,971	Societe Generale	12/18/24	242
PLN	450,000	USD	115,644	Citibank N.A.	12/18/24	996
PLN	1,050,000	USD	270,646	Societe Generale	12/18/24	1,514
SEK	3,000,000	USD	291,044	JPMorgan Chase Bank N.A.	12/18/24	5,474
SEK	3,300,000	USD	320,010	UBS AG	12/18/24	6,160
SEK	5,300,000	USD	514,303	UBS AG	12/18/24	9,545
SGD	920,000	USD	708,346	Bank of America N.A.	12/18/24	10,201
SGD	50,000	USD	38,688	BNP Paribas SA	12/18/24	364
SGD	140,000	USD	108,836	BNP Paribas SA	12/18/24	508
SGD	250,000	USD	194,005	BNP Paribas SA	12/18/24	1,252
THB	3,700,000	USD	112,126	Deutsche Bank AG	12/18/24	3,447
THB	1,300,000	USD	40,384	Goldman Sachs International	12/18/24	223
THB	2,400,000	USD	73,765	HSBC Bank PLC	12/18/24	1,201
THB	6,500,000	USD	199,953	Standard Chartered Bank	12/18/24	3,080
THB	73,300,000	USD	2,183,009	Standard Chartered Bank	12/18/24	106,577
TWD	11,300,000	USD	355,669	Citibank N.A.	12/18/24	4,509
TWD	5,600,000	USD	177,750	Deutsche Bank AG	12/18/24	746
TWD	6,300,000	USD	198,480	HSBC Bank PLC	12/18/24	2,327
USD	904,145	CAD	1,220,000	Bank of America N.A.	12/18/24	292
USD	538,088	CHF	450,000	Bank of America N.A.	12/18/24	1,862

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	191,550	CHF	160,000	Citibank N.A.	12/18/24	$ 892
USD	95,386	CHF	80,000	Goldman Sachs International	12/18/24	57
USD	417,433	CHF	350,000	HSBC Bank PLC	12/18/24	369
USD	275,202	CHF	230,000	JPMorgan Chase Bank N.A.	12/18/24	1,131
USD	89,788	COP	380,000,000	Bank of America N.A.	12/18/24	318
USD	360,874	COP	1,520,000,000	Bank of America N.A.	12/18/24	2,993
USD	124,599	COP	520,000,000	BNP Paribas SA	12/18/24	2,166
USD	71,467	COP	300,000,000	Goldman Sachs International	12/18/24	833
USD	152,233	COP	640,000,000	Goldman Sachs International	12/18/24	1,547
USD	155,813	CZK	3,500,000	Deutsche Bank AG	12/18/24	985
USD	128,974	CZK	2,900,000	JPMorgan Chase Bank N.A.	12/18/24	687
USD	178,720	EUR	160,000	Citibank N.A.	12/18/24	60
USD	346,507	EUR	310,000	Citibank N.A.	12/18/24	353
USD	482,579	EUR	430,000	Citibank N.A.	12/18/24	2,430
USD	78,186	EUR	70,000	JPMorgan Chase Bank N.A.	12/18/24	22
USD	134,350	EUR	120,000	JPMorgan Chase Bank N.A.	12/18/24	355
USD	134,518	EUR	120,000	JPMorgan Chase Bank N.A.	12/18/24	523
USD	1,540,804	GBP	1,150,000	Barclays Bank PLC	12/18/24	3,571
USD	588,309	GBP	440,000	Goldman Sachs International	12/18/24	150
USD	187,161	GBP	140,000	JPMorgan Chase Bank N.A.	12/18/24	20
USD	1,273,917	GBP	950,000	JPMorgan Chase Bank N.A.	12/18/24	4,028
USD	202,444	HUF	72,000,000	Citibank N.A.	12/18/24	1,252
USD	56,409	JPY	8,000,000	Bank of America N.A.	12/18/24	176
USD	72,293	JPY	10,000,000	JPMorgan Chase Bank N.A.	12/18/24	2,001
USD	127,624	JPY	18,000,000	JPMorgan Chase Bank N.A.	12/18/24	1,099
USD	198,056	JPY	28,000,000	Morgan Stanley & Co. International PLC	12/18/24	1,238
USD	431,014	JPY	61,000,000	Royal Bank of Canada	12/18/24	2,232
USD	16,445	KRW	21,426,198	Bank of America N.A.	12/18/24	138
USD	183,099	KRW	238,573,802	Deutsche Bank AG	12/18/24	1,534
USD	168,211	KRW	220,000,000	Goldman Sachs International	12/18/24	781
USD	176,915	MXN	3,500,000	Bank of America N.A.	12/18/24	1,235
USD	10,275	MXN	200,000	Barclays Bank PLC	12/18/24	236
USD	106,807	MXN	2,100,000	Barclays Bank PLC	12/18/24	1,398
USD	101,763	MXN	2,000,000	Citibank N.A.	12/18/24	1,374
USD	140,987	MXN	2,800,000	Citibank N.A.	12/18/24	443
USD	304,247	MXN	6,000,000	Goldman Sachs International	12/18/24	3,081
USD	145,925	MXN	2,900,000	JPMorgan Chase Bank N.A.	12/18/24	361
USD	40,676	MXN	800,000	Morgan Stanley & Co. International PLC	12/18/24	521
USD	85,652	NOK	900,000	Goldman Sachs International	12/18/24	333
USD	101,734	NZD	160,000	Goldman Sachs International	12/18/24	73
USD	159,043	PHP	8,845,000	Bank of America N.A.	12/18/24	1,507
USD	252,897	PHP	14,100,000	Barclays Bank PLC	12/18/24	1,766
USD	124,903	PHP	7,000,000	HSBC Bank PLC	12/18/24	228
USD	202,243	PHP	11,255,000	HSBC Bank PLC	12/18/24	1,784
USD	105,507	PHP	5,900,000	Standard Chartered Bank	12/18/24	424
USD	416,593	PLN	1,600,000	Barclays Bank PLC	12/18/24	1,873
USD	195,174	PLN	750,000	Citibank N.A.	12/18/24	774
USD	182,642	PLN	700,000	Morgan Stanley & Co. International PLC	12/18/24	1,202
USD	12,993	PLN	50,000	Royal Bank of Canada	12/18/24	33
USD	233,739	PLN	900,000	Societe Generale	12/18/24	459
USD	286,707	SEK	2,900,000	Citibank N.A.	12/18/24	73
USD	407,088	SEK	4,100,000	Citibank N.A.	12/18/24	1,847
USD	70,586	SGD	90,000	JPMorgan Chase Bank N.A.	12/18/24	293
USD	86,255	SGD	110,000	Morgan Stanley & Co. International PLC	12/18/24	342
USD	359,052	ZAR	6,200,000	Bank of America N.A.	12/18/24	2,528
USD	110,230	ZAR	1,900,000	Morgan Stanley & Co. International PLC	12/18/24	972
ZAR	49,300,000	USD	2,729,459	Barclays Bank PLC	12/18/24	105,488
ZAR	3,300,000	USD	187,988	Citibank N.A.	12/18/24	1,775
ZAR	700,000	USD	38,830	Goldman Sachs International	12/18/24	1,423
ZAR	800,000	USD	45,724	Goldman Sachs International	12/18/24	279
ZAR	1,220,000	USD	67,714	Goldman Sachs International	12/18/24	2,441
ZAR	1,800,000	USD	100,371	Goldman Sachs International	12/18/24	3,136
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
ZAR	1,800,000	USD	101,698	JPMorgan Chase Bank N.A.	12/18/24	$ 1,810
ZAR	1,680,000	USD	93,018	Morgan Stanley & Co. International PLC	12/18/24	3,588
						779,684
AUD	880,000	USD	610,606	Bank of America N.A.	12/18/24	(1,736)
AUD	1,080,000	USD	748,796	Bank of America N.A.	12/18/24	(1,548)
BRL	440,000	USD	80,576	Barclays Bank PLC	12/18/24	(531)
BRL	990,000	USD	180,245	Barclays Bank PLC	12/18/24	(143)
BRL	510,000	USD	93,093	Citibank N.A.	12/18/24	(313)
BRL	600,000	USD	109,316	Citibank N.A.	12/18/24	(163)
BRL	1,120,000	USD	204,312	Goldman Sachs International	12/18/24	(561)
CAD	260,000	USD	193,350	Citibank N.A.	12/18/24	(726)
CAD	40,000	USD	29,833	JPMorgan Chase Bank N.A.	12/18/24	(199)
CAD	190,000	USD	141,165	JPMorgan Chase Bank N.A.	12/18/24	(401)
CHF	310,000	USD	370,488	Goldman Sachs International	12/18/24	(1,088)
CHF	480,000	USD	575,391	Morgan Stanley & Co. International PLC	12/18/24	(3,417)
CLP	158,000,000	USD	176,300	Barclays Bank PLC	12/18/24	(711)
CLP	397,000,000	USD	444,179	Barclays Bank PLC	12/18/24	(2,984)
CZK	3,300,000	USD	146,511	Bank of America N.A.	12/18/24	(530)
CZK	2,400,000	USD	106,922	BNP Paribas SA	12/18/24	(754)
CZK	7,600,000	USD	337,361	BNP Paribas SA	12/18/24	(1,162)
CZK	2,400,000	USD	107,059	Goldman Sachs International	12/18/24	(890)
CZK	2,800,000	USD	124,205	Goldman Sachs International	12/18/24	(342)
CZK	4,300,000	USD	190,734	Goldman Sachs International	12/18/24	(516)
CZK	800,000	USD	35,615	JPMorgan Chase Bank N.A.	12/18/24	(226)
EUR	440,000	USD	491,596	Barclays Bank PLC	12/18/24	(281)
EUR	820,000	USD	920,529	Barclays Bank PLC	12/18/24	(4,896)
EUR	180,000	USD	201,423	JPMorgan Chase Bank N.A.	12/18/24	(430)
EUR	300,000	USD	335,046	JPMorgan Chase Bank N.A.	12/18/24	(58)
HUF	189,000,000	USD	533,395	BNP Paribas SA	12/18/24	(5,265)
HUF	102,000,000	USD	287,095	Citibank N.A.	12/18/24	(2,073)
HUF	87,000,000	USD	245,297	JPMorgan Chase Bank N.A.	12/18/24	(2,190)
HUF	27,000,000	USD	75,811	Morgan Stanley & Co. International PLC	12/18/24	(364)
HUF	40,000,000	USD	112,325	Morgan Stanley & Co. International PLC	12/18/24	(551)
IDR	2,240,000,000	USD	147,393	BNP Paribas SA	12/18/24	(347)
IDR	1,430,000,000	USD	94,158	Deutsche Bank AG	12/18/24	(285)
IDR	1,590,000,000	USD	104,994	Deutsche Bank AG	12/18/24	(618)
IDR	900,000,000	USD	59,156	Goldman Sachs International	12/18/24	(75)
INR	2,700,000	USD	32,170	Barclays Bank PLC	12/18/24	(67)
INR	6,100,000	USD	72,536	Goldman Sachs International	12/18/24	(8)
JPY	50,000,000	USD	360,024	Citibank N.A.	12/18/24	(8,564)
JPY	22,000,000	USD	156,914	Goldman Sachs International	12/18/24	(2,271)
JPY	8,000,000	USD	57,273	JPMorgan Chase Bank N.A.	12/18/24	(1,039)
JPY	13,000,000	USD	92,196	JPMorgan Chase Bank N.A.	12/18/24	(816)
MXN	800,000	USD	40,209	Goldman Sachs International	12/18/24	(54)
MXN	1,100,000	USD	56,606	Goldman Sachs International	12/18/24	(1,392)
MXN	2,400,000	USD	122,244	JPMorgan Chase Bank N.A.	12/18/24	(1,778)
NOK	500,000	USD	47,590	Goldman Sachs International	12/18/24	(190)
NOK	2,200,000	USD	210,050	Goldman Sachs International	12/18/24	(1,490)
NOK	1,200,000	USD	115,171	JPMorgan Chase Bank N.A.	12/18/24	(1,411)
NOK	1,300,000	USD	124,836	JPMorgan Chase Bank N.A.	12/18/24	(1,596)
PHP	5,900,000	USD	105,350	HSBC Bank PLC	12/18/24	(267)
PHP	5,200,000	USD	92,857	Morgan Stanley & Co. International PLC	12/18/24	(242)
PLN	300,000	USD	78,389	Barclays Bank PLC	12/18/24	(628)
PLN	700,000	USD	182,281	Deutsche Bank AG	12/18/24	(841)
PLN	250,000	USD	65,010	Goldman Sachs International	12/18/24	(210)
PLN	350,000	USD	91,315	Goldman Sachs International	12/18/24	(594)
PLN	150,000	USD	39,250	Morgan Stanley & Co. International PLC	12/18/24	(370)
SEK	900,000	USD	89,099	BNP Paribas SA	12/18/24	(144)
SEK	5,700,000	USD	567,268	Deutsche Bank AG	12/18/24	(3,884)
SEK	3,300,000	USD	328,777	Goldman Sachs International	12/18/24	(2,607)
TWD	26,100,000	USD	834,994	HSBC Bank PLC	12/18/24	(3,078)

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	239,780	AUD	360,000	Barclays Bank PLC	12/18/24	$ (9,303)
USD	2,516,275	AUD	3,770,000	Goldman Sachs International	12/18/24	(92,176)
USD	54,348	AUD	80,000	JPMorgan Chase Bank N.A.	12/18/24	(1,004)
USD	74,415	AUD	110,000	JPMorgan Chase Bank N.A.	12/18/24	(1,694)
USD	102,409	AUD	150,000	JPMorgan Chase Bank N.A.	12/18/24	(1,375)
USD	101,937	BRL	580,000	Goldman Sachs International	12/18/24	(3,577)
USD	124,848	BRL	710,000	Goldman Sachs International	12/18/24	(4,316)
USD	605,318	CAD	820,000	Bank of America N.A.	12/18/24	(2,190)
USD	1,270,700	CAD	1,720,000	Bank of America N.A.	12/18/24	(3,585)
USD	561,068	CAD	760,000	Barclays Bank PLC	12/18/24	(1,988)
USD	665,115	CAD	900,000	Barclays Bank PLC	12/18/24	(1,662)
USD	81,280	CAD	110,000	HSBC Bank PLC	12/18/24	(214)
USD	3,647,057	CAD	4,935,000	Natwest Markets PLC	12/18/24	(9,102)
USD	155,221	CAD	210,000	Royal Bank of Canada	12/18/24	(361)
USD	125,458	CAD	170,000	Toronto-Dominion Bank	12/18/24	(489)
USD	177,390	CHF	150,000	Citibank N.A.	12/18/24	(1,352)
USD	59,421	CHF	50,000	HSBC Bank PLC	12/18/24	(159)
USD	118,722	CHF	100,000	HSBC Bank PLC	12/18/24	(439)
USD	130,955	CHF	110,000	JPMorgan Chase Bank N.A.	12/18/24	(123)
USD	202,212	CHF	170,000	JPMorgan Chase Bank N.A.	12/18/24	(363)
USD	262,117	CHF	220,000	JPMorgan Chase Bank N.A.	12/18/24	(38)
USD	158,078	CLP	150,000,000	Citibank N.A.	12/18/24	(8,620)
USD	86,640	COP	370,000,000	Barclays Bank PLC	12/18/24	(475)
USD	175,623	COP	750,000,000	Barclays Bank PLC	12/18/24	(963)
USD	71,964	COP	310,000,000	Goldman Sachs International	12/18/24	(1,024)
USD	83,695	COP	360,000,000	Goldman Sachs International	12/18/24	(1,066)
USD	175,408	COP	760,000,000	Goldman Sachs International	12/18/24	(3,533)
USD	176,202	COP	760,000,000	Goldman Sachs International	12/18/24	(2,738)
USD	193,342	CZK	4,400,000	Bank of America N.A.	12/18/24	(1,299)
USD	432,871	CZK	9,810,000	HSBC Bank PLC	12/18/24	(1,091)
USD	487,431	EUR	440,000	Barclays Bank PLC	12/18/24	(3,884)
USD	652,950	EUR	590,000	Barclays Bank PLC	12/18/24	(5,859)
USD	8,359,262	EUR	7,545,000	Barclays Bank PLC	12/18/24	(65,673)
USD	2,282,470	EUR	2,060,000	BNP Paribas SA	12/18/24	(17,778)
USD	167,152	EUR	150,000	Royal Bank of Canada	12/18/24	(342)
USD	2,088,515	GBP	1,600,000	Bank of America N.A.	12/18/24	(50,245)
USD	620,930	GBP	470,000	Barclays Bank PLC	12/18/24	(7,331)
USD	53,167	GBP	40,000	BNP Paribas SA	12/18/24	(302)
USD	119,571	GBP	90,000	Citibank N.A.	12/18/24	(734)
USD	894,719	GBP	680,000	Citibank N.A.	12/18/24	(14,254)
USD	1,133,728	GBP	850,000	Citibank N.A.	12/18/24	(2,488)
USD	682,977	GBP	520,000	JPMorgan Chase Bank N.A.	12/18/24	(12,120)
USD	1,030,652	GBP	780,000	JPMorgan Chase Bank N.A.	12/18/24	(11,994)
USD	1,267,708	GBP	960,000	JPMorgan Chase Bank N.A.	12/18/24	(15,548)
USD	176,384	HKD	1,370,000	Standard Chartered Bank	12/18/24	(30)
USD	182,966	HUF	66,000,000	Bank of America N.A.	12/18/24	(1,460)
USD	75,050	IDR	1,160,000,000	BNP Paribas SA	12/18/24	(1,099)
USD	108,653	IDR	1,670,000,000	Societe Generale	12/18/24	(975)
USD	70,088	JPY	10,000,000	JPMorgan Chase Bank N.A.	12/18/24	(204)
USD	124,413	KRW	165,000,000	BNP Paribas SA	12/18/24	(1,159)
USD	319,744	KRW	425,000,000	Deutsche Bank AG	12/18/24	(3,700)
USD	216,143	KRW	285,000,000	Goldman Sachs International	12/18/24	(754)
USD	219,068	KRW	290,000,000	Goldman Sachs International	12/18/24	(1,635)
USD	177,412	KRW	235,000,000	HSBC Bank PLC	12/18/24	(1,433)
USD	238,243	KRW	315,000,000	Morgan Stanley & Co. International PLC	12/18/24	(1,485)
USD	178,691	MXN	3,600,000	Citibank N.A.	12/18/24	(2,009)
USD	579,275	MXN	11,700,000	Goldman Sachs International	12/18/24	(8,000)
USD	168,772	NOK	1,800,000	Morgan Stanley & Co. International PLC	12/18/24	(1,867)
USD	184,113	NZD	300,000	Goldman Sachs International	12/18/24	(6,501)
USD	271,053	NZD	440,000	Goldman Sachs International	12/18/24	(8,513)
USD	1,298,054	NZD	2,110,000	HSBC Bank PLC	12/18/24	(42,595)
USD	167,395	NZD	270,000	JPMorgan Chase Bank N.A.	12/18/24	(4,158)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Forward Foreign Currency Exchange Contracts (continued)
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	210,002	PHP	11,800,000	Bank of America N.A.	12/18/24	$ (165)
USD	656,792	PLN	2,550,000	BNP Paribas SA	12/18/24	(4,169)
USD	1,144,517	PLN	4,450,000	BNP Paribas SA	12/18/24	(8,923)
USD	128,497	PLN	500,000	Morgan Stanley & Co. International PLC	12/18/24	(1,104)
USD	69,074	SEK	700,000	BNP Paribas SA	12/18/24	(114)
USD	266,106	SEK	2,700,000	Deutsche Bank AG	12/18/24	(760)
USD	137,373	SEK	1,400,000	Morgan Stanley & Co. International PLC	12/18/24	(1,002)
USD	1,443,673	SEK	14,900,000	Royal Bank of Canada	12/18/24	(29,034)
USD	192,526	SGD	250,000	BNP Paribas SA	12/18/24	(2,731)
USD	246,337	SGD	320,000	Citibank N.A.	12/18/24	(3,592)
USD	77,194	SGD	100,000	JPMorgan Chase Bank N.A.	12/18/24	(909)
USD	77,903	SGD	100,000	Morgan Stanley & Co. International PLC	12/18/24	(200)
USD	109,145	SGD	140,000	Morgan Stanley & Co. International PLC	12/18/24	(199)
USD	499,610	THB	16,000,000	Bank of America N.A.	12/18/24	(164)
USD	124,167	THB	4,100,000	Goldman Sachs International	12/18/24	(3,900)
USD	53,431	TWD	1,700,000	Goldman Sachs International	12/18/24	(756)
USD	146,378	ZAR	2,600,000	Citibank N.A.	12/18/24	(3,133)
USD	140,467	ZAR	2,500,000	JPMorgan Chase Bank N.A.	12/18/24	(3,293)
ZAR	1,000,000	USD	57,713	JPMorgan Chase Bank N.A.	12/18/24	(209)
						(586,720)
						$ 192,964
Centrally Cleared Credit Default Swaps — Sell Protection
Reference Obligation/Index	Financing Rate Received by the Master Portfolio	Payment Frequency	Termination Date	Credit Rating(a)	Notional Amount (000)(b)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.NA.HY.43.V1	5.00%	Quarterly	12/20/29	B	USD	12,885	$ 961,361	$ 928,151	$ 33,210
CDX.NA.IG.43.V1	1.00	Quarterly	12/20/29	BBB+	USD	11,865	269,302	267,640	1,662
iTraxx.EUR.42.V1	1.00	Quarterly	12/20/29	BB+	EUR	8,665	196,042	196,931	(889)
iTraxx.XO.42.V1	5.00	Quarterly	12/20/29	B+	EUR	2,275	212,883	209,712	3,171
							$ 1,639,588	$ 1,602,434	$ 37,154

(a)	Using the rating of the issuer or the underlying securities of the index, as applicable, provided by S&P Global Ratings.
(b)	The maximum potential amount the Master Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.
Centrally Cleared Interest Rate Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
6-mo. EURIBOR, 3.11%	Semi-Annual	2.27%	Annual	12/18/24 (a)	12/18/26	EUR	57,580	$ 169,326	$ 83,422	$ 85,904
3.14%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/26	USD	13,955	30,351	11,576	18,775
6-mo. EURIBOR, 3.11%	Semi-Annual	2.23%	Annual	12/18/24 (a)	12/18/27	EUR	19,470	69,564	14,276	55,288
6-mo. EURIBOR, 3.11%	Semi-Annual	2.25%	Annual	12/18/24 (a)	12/18/27	EUR	9,190	38,848	(5,642)	44,490
6-mo. EURIBOR, 3.11%	Semi-Annual	2.29%	Annual	12/18/24 (a)	12/18/27	EUR	2,330	13,044	948	12,096
1-Day CORRA, 4.25%	Semi-Annual	2.61%	Semi-Annual	12/18/24 (a)	12/18/27	CAD	23,460	22,553	(4,934)	27,487
3.04%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/27	USD	2,500	10,850	1,246	9,604
1-Day SOFR, 4.96%	Annual	3.11%	Annual	12/18/24 (a)	12/18/27	USD	2,650	(6,481)	435	(6,916)
3-mo. BBSW, 4.43%	Quarterly	3.42%	Quarterly	12/18/24 (a)	12/18/27	AUD	7,530	(10,310)	33	(10,343)
3.52%	Annual	1-Day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/27	GBP	7,330	33,449	(19,577)	53,026
1-Day SONIA, 4.95%	Annual	3.54%	Annual	12/18/24 (a)	12/18/27	GBP	1,890	(6,662)	16	(6,678)
3.64%	Quarterly	3-mo. BBSW, 4.43%	Quarterly	12/18/24 (a)	12/18/27	AUD	7,450	(21,271)	(25,542)	4,271
6-mo. EURIBOR, 3.11%	Semi-Annual	2.25%	Annual	12/18/24 (a)	12/18/29	EUR	30,550	140,912	83,610	57,302
6-mo. EURIBOR, 3.11%	Semi-Annual	2.30%	Annual	12/18/24 (a)	12/18/29	EUR	17,150	129,296	46,171	83,125
3.01%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/29	USD	25,560	197,236	45,713	151,523
1-Day SOFR, 4.96%	Annual	3.03%	Annual	12/18/24 (a)	12/18/29	USD	5,830	(40,586)	(11,237)	(29,349)

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Interest Rate Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Effective Date	Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Rate	Frequency	Rate	Frequency
3.35%	Annual	1-Day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/29	GBP	18,130	$ 221,110	$ (7,328)	$ 228,438
1-Day SONIA, 4.95%	Annual	3.42%	Annual	12/18/24 (a)	12/18/29	GBP	6,010	(50,626)	31,058	(81,684)
28-Day MXIBTIIE, 10.74%	Monthly	8.60%	Monthly	03/19/25 (a)	03/13/30	MXN	22,470	11,013	10	11,003
3-mo. STIBOR, 3.08%	Quarterly	1.93%	Annual	03/19/25 (a)	03/19/30	SEK	18,160	(2,510)	4,934	(7,444)
3-mo. STIBOR, 3.08%	Quarterly	1.93%	Annual	03/19/25 (a)	03/19/30	SEK	5,590	(873)	326	(1,199)
3-mo. STIBOR, 3.08%	Quarterly	1.94%	Annual	03/19/25 (a)	03/19/30	SEK	6,520	(776)	7	(783)
3-mo. STIBOR, 3.08%	Quarterly	1.96%	Annual	03/19/25 (a)	03/19/30	SEK	5,180	(94)	669	(763)
3-mo. STIBOR, 3.08%	Quarterly	2.00%	Annual	03/19/25 (a)	03/19/30	SEK	5,960	1,100	(270)	1,370
2.05%	Quarterly	1-Day THOR, 2.48%	Quarterly	03/19/25 (a)	03/19/30	THB	5,580	282	2	280
1-Day SORA, 3.88%	Semi-Annual	2.08%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	2,542	(18,589)	22	(18,611)
1-Day SORA, 3.88%	Semi-Annual	2.09%	Semi-Annual	03/19/25 (a)	03/19/30	SGD	1,058	(7,350)	9	(7,359)
6-mo. EURIBOR, 3.11%	Semi-Annual	2.20%	Annual	03/19/25 (a)	03/19/30	EUR	450	1,802	(175)	1,977
6-mo. EURIBOR, 3.11%	Semi-Annual	2.21%	Annual	03/19/25 (a)	03/19/30	EUR	3,760	15,910	3,009	12,901
6-mo. EURIBOR, 3.11%	Semi-Annual	2.26%	Annual	03/19/25 (a)	03/19/30	EUR	600	4,286	(51)	4,337
2.48%	Semi-Annual	1-Day CORRA, 4.25%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	970	1,078	300	778
2.49%	Semi-Annual	1-Day CORRA, 4.25%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	1,170	934	531	403
2.59%	Semi-Annual	1-Day CORRA, 4.25%	Semi-Annual	03/19/25 (a)	03/19/30	CAD	810	(2,184)	(77)	(2,107)
3-mo. KRW CDC, 3.53%	Quarterly	2.68%	Quarterly	03/19/25 (a)	03/19/30	KRW	923,530	(1,103)	8	(1,111)
3-mo. KRW CDC, 3.53%	Quarterly	2.71%	Quarterly	03/19/25 (a)	03/19/30	KRW	4,487,950	(1,661)	37	(1,698)
2.72%	Quarterly	3-mo. HIBOR, 4.18%	Quarterly	03/19/25 (a)	03/19/30	HKD	3,220	2,530	5	2,525
2.78%	Quarterly	3-mo. HIBOR, 4.18%	Quarterly	03/19/25 (a)	03/19/30	HKD	21,310	8,902	30	8,872
2.96%	Annual	1-Day SOFR, 4.96%	Annual	03/19/25 (a)	03/19/30	USD	6,720	54,192	2,041	52,151
6-mo. PRIBOR, 3.94%	Semi-Annual	3.02%	Annual	03/19/25 (a)	03/19/30	CZK	33,590	(1,093)	16	(1,109)
3.04%	Annual	1-Day SOFR, 4.96%	Annual	03/19/25 (a)	03/19/30	USD	810	3,466	(47)	3,513
6-mo. PRIBOR, 3.94%	Semi-Annual	3.05%	Annual	03/19/25 (a)	03/19/30	CZK	33,590	910	16	894
3.35%	Annual	1-Day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	720	6,152	(2,976)	9,128
3-mo. BBR, 5.56%	Quarterly	3.47%	Semi-Annual	03/19/25 (a)	03/19/30	NZD	910	(95)	6	(101)
3.48%	Annual	1-Day SONIA, 4.95%	Annual	03/19/25 (a)	03/19/30	GBP	510	533	8	525
6-mo. BBSW, 4.62%	Semi-Annual	3.62%	Semi-Annual	03/19/25 (a)	03/19/30	AUD	1,020	(3,379)	1,242	(4,621)
4.10%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	6,990	4,988	20	4,968
4.18%	Annual	6-mo. WIBOR, 5.85%	Semi-Annual	03/19/25 (a)	03/19/30	PLN	2,300	(449)	7	(456)
3-mo. JIBAR, 8.05%	Quarterly	7.46%	Quarterly	03/19/25 (a)	03/19/30	ZAR	8,070	(832)	5	(837)
6-mo. EURIBOR, 3.11%	Semi-Annual	2.37%	Annual	12/18/24 (a)	12/18/34	EUR	7,170	28,093	22,894	5,199
6-mo. EURIBOR, 3.11%	Semi-Annual	2.42%	Annual	12/18/24 (a)	12/18/34	EUR	50	452	202	250
1-Day SOFR, 4.96%	Annual	3.12%	Annual	12/18/24 (a)	12/18/34	USD	39,970	(564,091)	(99,387)	(464,704)
1-Day SOFR, 4.96%	Annual	3.13%	Annual	12/18/24 (a)	12/18/34	USD	11,078	(142,633)	125	(142,758)
1-Day SOFR, 4.96%	Annual	3.19%	Annual	12/18/24 (a)	12/18/34	USD	8,070	(61,719)	(40,658)	(21,061)
1-Day SONIA, 4.95%	Annual	3.41%	Annual	12/18/24 (a)	12/18/34	GBP	26,090	(551,920)	24,360	(576,280)
3.47%	Annual	1-Day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/34	GBP	3,210	48,001	16,792	31,209
2.23%	Annual	6-mo. EURIBOR, 3.11%	Semi-Annual	12/18/24 (a)	12/18/54	EUR	14,560	100,930	(53,625)	154,555
2.29%	Annual	6-mo. EURIBOR, 3.11%	Semi-Annual	12/18/24 (a)	12/18/54	EUR	3,850	(30,304)	26,839	(57,143)
3.10%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/54	USD	12,010	405,327	51,939	353,388
3.11%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/54	USD	4,845	157,517	12,795	144,722
3.18%	Annual	1-Day SOFR, 4.96%	Annual	12/18/24 (a)	12/18/54	USD	3,730	73,144	55,218	17,926
3.59%	Annual	1-Day SONIA, 4.95%	Annual	12/18/24 (a)	12/18/54	GBP	7,540	327,363	(17,631)	344,994
								$ 807,853	$ 253,771	$ 554,082

(a)	Forward Swap.
Centrally Cleared Inflation Swaps
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
U.S.CPI for All Urban Consumers NSA	At Termination	2.26%	At Termination	09/11/34	USD	550	$ (7,118)	$ (580)	$ (6,538)
U.S. CPI for All Urban Consumers NSA	At Termination	2.25%	At Termination	09/13/34	USD	400	(5,531)	(342)	(5,189)
Master Portfolio Schedule of Investments

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Centrally Cleared Inflation Swaps (continued)
Paid by the Master Portfolio		Received by the Master Portfolio		Termination Date	Notional Amount (000)		Value	Upfront Premium Paid (Received)	Unrealized Appreciation (Depreciation)
Reference	Frequency	Rate	Frequency
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.95%	At Termination	09/15/34	EUR	600	$ 716	$ 14	$ 702
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.96%	At Termination	09/15/34	EUR	270	695	1,226	(531)
Eurostat Eurozone HICP Ex Tobacco Unrevised	At Termination	1.98%	At Termination	09/15/34	EUR	540	2,498	400	2,098
U.K. RPI All Items NSA	At Termination	3.38%	At Termination	09/15/34	GBP	730	(9,769)	20	(9,789)
U.K. RPI All Items NSA	At Termination	3.45%	At Termination	09/15/34	GBP	190	(760)	5	(765)
U.K. RPI All Items NSA	At Termination	3.45%	At Termination	09/15/34	GBP	220	(903)	25	(928)
U.S. CPI for All Urban Consumers NSA	At Termination	2.39%	At Termination	10/01/34	USD	670	(1,016)	97	(1,113)
							$ (21,188)	$ 865	$ (22,053)
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Master Portfolio has the ability to access for identical, unrestricted assets or liabilities;
• Level 2 – Inputs other than quoted prices included within level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the  entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Master Portfolio’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Master Portfolio’s financial instruments categorized in the fair value hierarchy.  The breakdown of the Master Portfolio’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Asset-Backed Securities	$ —	$ 48,443,652	$ —	$ 48,443,652
Common Stocks	—	—	1	1
Corporate Bonds	—	231,984,399	—	231,984,399
Foreign Agency Obligations	—	3,211,563	—	3,211,563
Municipal Bonds	—	3,904,299	—	3,904,299
Non-Agency Mortgage-Backed Securities	—	87,083,409	—	87,083,409
U.S. Government Sponsored Agency Securities	—	194,074,684	—	194,074,684
U.S. Treasury Obligations	—	149,763,824	—	149,763,824
Short-Term Securities
Money Market Funds	34,862,459	—	—	34,862,459
Liabilities
Investments
TBA Sale Commitments	—	(2,263,443)	—	(2,263,443)
	$34,862,459	$716,202,387	$1	$751,064,847
Derivative Financial Instruments(a)
Assets
Credit Contracts	$ —	$ 38,043	$ —	$ 38,043

Schedule of Investments (unaudited)(continued)
September 30, 2024
Advantage CoreAlpha Bond Master Portfolio

Fair Value Hierarchy as of Period End (continued)
	Level 1	Level 2	Level 3	Total
Assets (continued)
Foreign Currency Exchange Contracts	$ —	$ 779,684	$ —	$ 779,684
Interest Rate Contracts	244,913	1,999,197	—	2,244,110
Other Contracts	—	2,800	—	2,800
Liabilities
Credit Contracts	—	(889)	—	(889)
Foreign Currency Exchange Contracts	—	(586,720)	—	(586,720)
Interest Rate Contracts	(276,140)	(1,445,115)	—	(1,721,255)
Other Contracts	—	(24,853)	—	(24,853)
	$(31,227)	$762,147	$—	$730,920

(a)
Derivative financial instruments are swaps, futures contracts and forward foreign currency exchange contracts. Swaps, futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Currency Abbreviation
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

Portfolio Abbreviation
ABS	Asset-Backed Security
ARB	Airport Revenue Bonds
BAB	Build America Bond
Portfolio Abbreviation (continued)
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Rate
CDC	Certificate of Deposit Rate
CMT	Constant Maturity Treasury
CORRA	Overnight Bank of Canada Repo Rate
CPI	Consumer Price Index
CVR	Contingent Value Right
EURIBOR	Euro Interbank Offered Rate
GO	General Obligation Bonds
GOL	General Obligation Ltd.
HIBOR	Hong Kong Interbank Offered Rate
JIBAR	Johannesburg Interbank Average Rate
LIBOR	London Interbank Offered Rate
MXIBTIIE	Mexico Interbank TIIE 28-Day
PIK	Payment-in-Kind
PRIBOR	Prague Interbank Offer Rate
RB	Revenue Bond
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Interbank Average Rate
SORA	Singapore Overnight Rate Average
STACR	Structured Agency Credit Risk
STIBOR	Stockholm Interbank Offered Rate
TBA	To-Be-Announced
THOR	Thai Overnight Repurchase Rate
WIBOR	Warsaw Interbank Offered Rate
Master Portfolio Schedule of Investments